N-2 - USD ($)		Feb. 26, 2024	Jan. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001655788
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-207521
Investment Company Act File Number		811-23105
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		9
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		10
Entity Registrant Name		STONE RIDGE TRUST IV
Entity Address, Address Line One		ONE VANDERBILT AVENUE
Entity Address, Address Line Two		65TH FLOOR
Entity Address, City or Town		NEW YORK
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
City Area Code		855
Local Phone Number		609-3680
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Mar. 01, 2024
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Repurchase Fee (1)	2.00%

(1)
The Fund does not currently charge a repurchase fee. However, the Fund may charge a repurchase fee of up to 2.00%, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase. The Reinsurance Interval Fund also may charge a repurchase fee of up to 2.00%, although it currently does not do so. The Reinsurance Interval Fund has determined not to charge such a repurchase fee to the Fund.

Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]	2.00%
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses (2) (as a percentage of net assets attributable to the Shares)

Management Fees (3)	2.00%

Interest Payments on Borrowed Funds (4)	0.00%

Distribution and/or Service Fees (5)	0.22%

Other Expenses (6)	0.32%

Acquired Fund Fees and Expenses (7)	0.02%

Total Annual Fund Operating Expenses	2.56%

(Fee Waiver and/or Expense Reimbursement) (8)	(0.18)%

Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement) (8)	2.38%

(2)
Amounts assume that the Fund sells $2 billion worth of Shares during the Fund’s first twelve months following commencement of investment operations, that the Fund’s net offering proceeds from such sales equal $2 billion and that the Fund’s average net assets during the period equal one-half of the net offering proceeds, or approximately $1 billion. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of Shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount over the first twelve months, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will sell $2 billion worth of Shares during the first twelve months following commencement of investment operations.

(3)
Only the Management Fee of the Reinsurance Interval Fund is shown. The Reinsurance Interval Fund pays the Adviser a Management Fee at the annual rate of 2.00% of the average daily net assets of the Reinsurance Interval Fund. Under the Fund’s Management Agreement, the Adviser is entitled to receive a management fee of 2.00% as payment for its services to the Fund; however, the Adviser has agreed to permanently waive all such management fees payable by the Fund with respect to assets invested in the Reinsurance Interval Fund pursuant to a contractual expense limitation agreement with the Fund. See footnote (8) below.

(4)	“Interest Payments on Borrowed Funds” reflects the borrowing costs of the Reinsurance Interval Fund.
(5)
A portion of the Distribution and/or Service Fees shown are payable by the Reinsurance Interval Fund but will be borne indirectly by investors in the Fund as a result of the Fund’s investment in the Reinsurance Interval Fund. Distribution and/or Service Fees payable by the Reinsurance Interval Fund include a 0.05% fee paid pursuant to a Distribution and Servicing Plan adopted by the Reinsurance Interval Fund, a 0.05% fee paid pursuant to a Services Agreement between the Reinsurance Interval Fund and the Adviser and 0.02% of intermediary fees borne by the Reinsurance Interval Fund, of which the Fund will indirectly pay its pro rata portion. The other portion of the Distribution and/or Service Fees shown are payable by the Fund and include a 0.05% fee paid pursuant to the Distribution and Servicing Plan adopted by the Fund and a 0.05% fee paid pursuant to the Services Agreement between the Fund and the Adviser; however, the Adviser has agreed to waive and/or reimburse all such Distribution and/or Service Fees payable by the Fund pursuant to a contractual expense limitation agreement with the Fund. See footnote (8) below.

(6)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(7)
“Acquired Fund Fees and Expenses” include the Fund’s pro rata share of the fees and expenses incurred during the fiscal year ended October 31, 2023 by the Reinsurance Interval Fund as a result of its investments in investment companies and issuers that would be investment companies but for the exceptions in Section 3(c)(1) and/or 3(c)(7) of the 1940 Act. Amounts incurred by the Reinsurance

Interval Fund may be substantially higher or lower in the future because the performance of such issuers may fluctuate and the Reinsurance Interval Fund may invest in different issuers from time to time.

(8)
The Fund is responsible for its operating expenses, which are expensed as incurred and are subject to the expense limitation agreement described below. Notwithstanding the foregoing, the Adviser has contractually agreed to permanently waive all management fees payable by the Fund that are attributable to assets of the Fund invested in another registered investment company advised by the Adviser. In addition, at least through the one-year anniversary of the date the Fund commences investment operations, the Adviser has agreed to pay or otherwise bear operating and other expenses of the Fund (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees and expenses (including all fees and expenses of the Reinsurance Interval Fund); taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”) solely to the extent necessary to limit the total annualized amount of such expenses, other than Excluded Expenses, to 0.00% of the average daily net assets of the Fund. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by 1940 Act) and the consent of the Adviser.

Management Fees [Percent]	[2],[3]	2.00%
Interest Expenses on Borrowings [Percent]	[2],[4]	0.00%
Distribution/Servicing Fees [Percent]	[2],[5]	0.22%
Acquired Fund Fees and Expenses [Percent]	[2],[6]	0.02%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[2],[7]	0.32%
Total Annual Expenses [Percent]	[2]	2.56%
Waivers and Reimbursements of Fees [Percent]	[2],[8]	(0.18%)
Net Expense over Assets [Percent]	[2],[8]	2.38%
Expense Example [Table Text Block]
Example.
The following Example is intended to help you understand the various costs and expenses that you, as a holder of Shares, would bear directly or indirectly. The Example assumes that you invest $1,000 in Shares of the Fund for the time periods indicated. Because there are no costs to you associated with repurchases of your Shares, your costs would be the same whether you hold your Shares or tender your Shares for repurchase at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV, and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the fee waiver and/or expense reimbursement during the first year and the permanent management fee waiver (as described above). The Example should not be considered a representation of the Fund’s future expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$78	$135	$290

Expense Example, Year 01		$ 24
Expense Example, Years 1 to 3		78
Expense Example, Years 1 to 5		135
Expense Example, Years 1 to 10		$ 290
Purpose of Fee Table , Note [Text Block]		The following table describes the combined fees and expenses of the Fund and the Reinsurance Interval Fund that you will incur (directly or indirectly) if you buy and hold Shares of the Fund. The Adviser has entered into a contractual expense limitation agreement with the Fund pursuant to which the Adviser has agreed to pay or otherwise bear operating and other expenses of the Fund, subject to certain excluded expenses, as described in the Annual Fund Operating Expenses table below. However, investors will indirectly bear fees and expenses of the Reinsurance Interval Fund, which are reflected in the following chart and in the example below.
Basis of Transaction Fees, Note [Text Block]		fees paid directly from your investment
Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		Only the Management Fee of the Reinsurance Interval Fund is shown. The Reinsurance Interval Fund pays the Adviser a Management Fee at the annual rate of 2.00% of the average daily net assets of the Reinsurance Interval Fund. Under the Fund’s Management Agreement, the Adviser is entitled to receive a management fee of 2.00% as payment for its services to the Fund; however, the Adviser has agreed to permanently waive all such management fees payable by the Fund with respect to assets invested in the Reinsurance Interval Fund pursuant to a contractual expense limitation agreement with the Fund. See footnote (8) below.
Acquired Fund Fees and Expenses, Note [Text Block]
(7)
“Acquired Fund Fees and Expenses” include the Fund’s pro rata share of the fees and expenses incurred during the fiscal year ended October 31, 2023 by the Reinsurance Interval Fund as a result of its investments in investment companies and issuers that would be investment companies but for the exceptions in Section 3(c)(1) and/or 3(c)(7) of the 1940 Act. Amounts incurred by the Reinsurance

Interval Fund may be substantially higher or lower in the future because the performance of such issuers may fluctuate and the Reinsurance Interval Fund may invest in different issuers from time to time.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund’s investment objective is to achieve long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Principal Investment Policies
The Fund will pursue its investment objective by investing all or substantially all of its assets in the Reinsurance Interval Fund, a closed-end management investment company; the Fund’s investment objective is the same as that of, and the Fund’s policies (through investments in the Reinsurance Interval Fund) are substantially the same as those of, the Reinsurance Interval Fund. The Reinsurance Interval Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds and Quota Share Notes and, to a lesser extent, the Reinsurance Interval Fund may also invest in ILW Notes, event-linked swaps and equity securities (publicly or privately offered) and the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). Under normal circumstances, the Reinsurance Interval Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in reinsurance-related securities. Reinsurance-related securities typically are “high-yield.” Reinsurance-related debt securities that are below investment-grade are commonly referred to as “junk bonds.” Accordingly, the Reinsurance Interval Fund’s portfolio will be primarily invested in high-yield, high-risk securities. High-yield securities typically are of below-investment-grade quality and may either have below-investment-grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics, or may be unrated but of comparable credit quality to securities with below-investment-grade credit ratings. Stone Ridge has broad discretion to allocate the Reinsurance Interval Fund’s assets among these investment categories. The Reinsurance Interval Fund may invest in reinsurance-related securities across the high-yield spectrum, but generally intends to focus its investments in higher yielding, higher risk securities within the below investment-grade category. The Reinsurance Interval Fund has no limit as to the maturity of the securities in which it invests or as to the market capitalization of the issuer. To the extent consistent with the repurchase liquidity requirement of an interval fund, the Reinsurance Interval Fund may invest without limitation in illiquid securities.
Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. The Reinsurance Interval Fund may invest in event-linked bonds in one or more of three ways: the Reinsurance Interval Fund may purchase event-linked bonds when initially offered; the Reinsurance Interval Fund may purchase event-linked bonds in the secondary, over-the-counter market; or the Fund may gain indirect exposure to event-linked bonds using derivatives. The Reinsurance Interval Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events.
Trigger events may include hurricanes, earthquakes and weather-related phenomena, pandemics, epidemics, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity. Trigger events are typically defined by three criteria: an event; a geographic area in which the event must occur; and a threshold of economic or physical loss (either actual or modeled) caused by the event, together with a method to measure such loss. In order for a trigger event to be deemed to have occurred, each of the three criteria must be satisfied while the bond is outstanding or the derivative position remains open. The Reinsurance Interval Fund has no limit as to the types of events, geographic areas or thresholds of loss referenced by event-linked bonds in which it can invest. Generally, the event is either a natural or non-natural peril of a kind that results in significant physical or economic loss. Natural perils include disasters such as hurricanes, earthquakes, windstorms, pandemics, epidemics, fires and floods. Non-natural perils include disasters resulting from human activity such as commercial and industrial accidents or business interruptions. Some event-linked bonds reference only a single event. Other event-linked bonds may reference multiple events, the occurrence of any one (or other number) of which would satisfy these criteria. Alternatively, an event-linked bond may not specify a particular peril. In these cases, only the geographic area and threshold of physical or economic loss determines whether a trigger event has occurred. For example, certain event-linked bonds, commonly referred to as “mortality” bonds (discussed further below), have trigger events that are deemed to occur if a specific number of deaths occur in an identified geographic area regardless of the peril which caused the loss of life.
If the trigger event(s) occurs prior to a bond’s maturity or prior to the Reinsurance Interval Fund’s closing out a derivative position, the Reinsurance Interval Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Reinsurance Interval Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Reinsurance Interval Fund will lose all or a portion of its principal invested in the bond and forgo all or a portion of any future interest payments. If the trigger event(s) does not occur, the Reinsurance Interval Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond.
The Reinsurance Interval Fund invests in both longevity bonds and mortality bonds, which are fixed-income securities, typically issued by special purpose vehicles. The terms of a longevity bond typically provide that the investor in the bond will receive less than the bond’s par amount at maturity if the actual average longevity (life span) of a specified population of people observed over a specified period of time (typically measured by a longevity index) is higher than a specified level. If longevity is higher than expected, the bond will return less than its par amount at maturity, and could return no principal at maturity. Other types of longevity bonds may provide that if the actual average longevity of two separate populations of people observed over a specified period of time diverge by more than a specified amount, the bonds will pay less than their par amount at maturity. A mortality bond, in contrast to a longevity bond, typically provides that the investor in the bond will receive less than the bond’s par amount at maturity if the mortality rate of a specified population of people observed over a specified period of time (typically measured by a mortality index) is higher than a specified level. Some mortality bonds, often referred to as “extreme mortality bonds” contain remote event triggers, which provide that the bonds will lose principal only if the mortality rate of the specified population is substantially higher than the expected level. During their term, both longevity bonds and mortality bonds typically pay a floating rate of interest to investors. The Reinsurance Interval Fund may also gain this type of exposure through event-linked derivative instruments, such as swaps, that are contingent on or formulaically related to longevity or mortality risk.
When selecting event-linked bonds, Quota Share Notes and other reinsurance-related securities for investment, the Adviser evaluates the evolving universe of reinsurance-related securities by performing its own analysis based on quantitative and qualitative research. The Adviser may rely upon information and analysis obtained from brokers, dealers and ratings organizations, among other sources. The Adviser then uses quantitative and qualitative analysis to select appropriate reinsurance-related securities within each trigger-event category. Trigger event categories include “indemnity triggers,” which are tied to the losses of the issuer; “parametric triggers,” which are tied to the non-occurrence of specific events with defined parameters; “industry loss triggers,” which are tied to industry-wide losses; and “modeled loss triggers,” which are tied to the hypothetical losses resulting from a modeled event and could be issuer-specific or industry-wide. Certain investments may have multiple triggers or a combination of the different types of triggers. The Adviser’s qualitative and quantitative analysis may consider various factors, such as trigger transparency, sponsor basis risk, call provisions, moral hazard, and correlation with other investments, and will also guide the Adviser in determining the desired allocation of reinsurance-related securities by peril and geographic exposure.
The reinsurance-related securities in which the Reinsurance Interval Fund typically invests are preferred shares or notes issued by a special purpose vehicle (“SPV”) whose performance is tied to underlying reinsurance transaction(s), including Quota Share Notes and ILW Notes. The Reinsurance Interval Fund, as holder of a note or preferred share issued by the SPV, would be entitled to participate in the underwriting results and investment earnings associated with the SPV’s underlying reinsurance contracts.
Because most event-linked bonds, Quota Share Notes and ILW Notes are unrated, a substantial portion of the Reinsurance Interval Fund’s assets will typically be invested in unrated securities determined by the Adviser to be of comparable quality to below-investment-grade securities, similar in some respects to high yield corporate bonds. Event-linked catastrophe bonds, Quota Share Notes and ILW Notes are exposed to catastrophic insurance risk, whereas high-yield bonds are typically exposed to the potential default of financially distressed issuers. The Reinsurance Interval Fund has no limit as to the maturity of the reinsurance-related securities in which it invests or as to the market capitalization of the issuer. The Reinsurance Interval Fund may invest in event-linked bonds, Quota Share Notes, ILW Notes and debt securities of any credit rating, including those rated below investment grade or, if unrated, determined by the Adviser to be of comparable quality. With respect to event-linked bonds, the rating, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event(s) will occur, as well as the overall expected loss to the bond principal. In addition to ratings issued by rating agencies, event-linked bonds are generally issued with an attachment probability and expected loss percentage determined by an independent modeler (a “risk model”). A risk model is created based on historical data and averages as well as scientific and probabilistic analysis and is used to inform investors and others on the potential impact of a wide variety of catastrophic events or other specified events that result in physical and/or economic loss. The Adviser, in selecting investments for the Reinsurance Interval Fund, will generally consider risk models created by independent third parties, the sponsor of a reinsurance-related security or a broker. The Adviser may also consider its own risk models based on comparable prior transactions, quantitative analysis, and industry knowledge.
In implementing the Reinsurance Interval Fund’s investment strategy, Stone Ridge will seek to invest in reinsurance-related securities tied to a varied group of available perils and geographic regions. Further, within each region and peril, Stone Ridge seeks to hold a balance of exposures to underlying insurance and reinsurance carriers, trigger types, and lines of business. The Adviser will continue to monitor the risk of the Reinsurance Interval Fund’s investments on a regular basis. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Reinsurance Interval Fund will normally invest significant amounts of its assets in non-U.S. entities.
The Reinsurance Interval Fund retains the flexibility to invest in other instruments as the Adviser may consider appropriate from time to time, including registered investment companies, U.S. government securities, cash and cash equivalents. The Reinsurance Interval Fund may also enter into other types of investments that enable the Reinsurance Interval Fund to provide risk transfer services, as the Adviser may consider appropriate from time to time, including participating in Lloyd’s syndicates. A Lloyd’s syndicate supports a group of underwriters who participate in the Lloyd’s insurance market to insure and spread the risks of different businesses, organizations and individuals. The risks of participating in Lloyd’s syndicates are substantially similar to the risks associated with investing in reinsurance-related securities. The Reinsurance Interval Fund may make investments directly or indirectly through one or more Subsidiaries. Each Subsidiary may invest in reinsurance-related securities or any other security or other instrument that the Fund may hold directly. References herein to the Reinsurance Interval Fund include references to a Subsidiary in respect of the Reinsurance Interval Fund’s exposure to its investments.
Reinsurance-Related Securities
The Reinsurance Interval Fund will invest substantially in reinsurance-related securities, including “event-linked” bonds, a type of reinsurance-related security, which sometimes are referred to as “insurance-linked” or “catastrophe” bonds, Quota Share Notes and ILW Notes.
Event-Linked Bonds
. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. Geographic areas identified by event-linked bonds range broadly in scope. A limited number of event-linked bonds do not identify a geographic area, meaning that the event can occur anywhere. The majority of event-linked bonds relate to events occurring within the United States (or a single state or group of states within the United States), Europe (or a single European country) or Japan. Event-linked bonds also identify a threshold of physical or economic loss. The trigger event is deemed to have occurred only if the event meets or exceeds the specified threshold of physical or economic loss. Some event-linked bonds base the occurrence of the trigger event on losses reported by a specific insurance company or by the insurance industry. Other event-linked bonds base the occurrence of the trigger event on modeled payments (for a single insurer or across the insurance industry), an industry index or indices, or readings of scientific instruments. Some event-linked bonds utilize a combination of the aforementioned thresholds. The Reinsurance Interval Fund is entitled to receive principal and interest payments so long as no trigger event(s) occurs of the description and magnitude specified by the instrument. Event-linked bonds may be sponsored by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. Event-linked bonds are typically rated by at least one nationally recognized statistical rating agency, but also may be unrated. The rating for an event-linked bond, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event(s) will occur. This rating also reflects the event-linked bond’s credit risk and the model used to calculate the probability of a trigger event.
If a “sponsor,” such as an insurance company or reinsurance company (a company that insures insurance companies), wants to transfer some or all of the risk it assumes in insuring against certain losses, it can set up a separate legal structure — commonly known as an SPV. Municipal, state and foreign governments and private companies may also sponsor catastrophe bonds as a hedge against natural or non-natural disasters. The SPV is a passive and independent intermediary structure standing between the bond holders and the sponsor. Immediately after issuing the bonds to investors, the SPV enters into a “cover agreement” with the sponsor, through which the SPV provides the sponsor with a measure of protection against specified catastrophic or other similar events. The SPV generally puts the proceeds received from the bond issuance (the “principal”) into a trust account. The SPV uses this principal amount as “collateral” in order to secure its obligation under the cover agreement. The principal amount from the bond issuance held as collateral is generally invested into high-quality instruments (such as U.S. Treasury securities or U.S. Treasury money market funds). The earnings on these high-quality instruments, as well as insurance premiums paid by the sponsor, are used to make periodic, variable rate interest payments to investors (e.g
.
, the Reinsurance Interval Fund). The reinsurance-related securities typically have rates of interest that reflect the returns of such short-term collateral investments, plus a premium.
As long as the corresponding trigger event(s) covered by the bond — whether a windstorm in Europe or an earthquake in California — does not occur during the time investors own the bond, investors will receive their interest payments and, when the bond matures, their principal back from the SPV. Many catastrophe bonds mature in three years, although terms generally range from one to five years, depending on the bond. If the event does occur, however, the sponsor’s right to the collateral is “triggered.” This means the sponsor receives the collateral, instead of investors receiving it when the bond matures, causing investors to lose most — or all — of their principal and unpaid interest payments. When this happens, the SPV might also have the right to extend the maturity of the bonds to verify that the trigger did occur or to process and audit insurance claims. Depending on the bond, the extension can last anywhere from three months to two years or more.
Other Event-Linked Securities.
The Reinsurance Interval Fund may also seek to gain exposure to reinsurance contracts by holding notes or preferred shares issued by an SPV whose performance is tied to underlying reinsurance transaction(s). In implementing the Reinsurance Interval Fund’s investment strategy, Stone Ridge will seek to invest in reinsurance-related securities tied to a varied group of available perils and geographic regions. Further, within each region and peril, Stone Ridge seeks to hold a balance of exposures to underlying insurance and reinsurance carriers, trigger types, and lines of business.
Illiquid and Restricted Securities
The Fund’s and the Reinsurance Interval Fund’s investments in illiquid securities may be substantial. The Board and the board of trustees of the Reinsurance Interval Fund have delegated to the Adviser the responsibility for determining whether the securities in which the Fund and the Reinsurance Interval Fund invest are liquid or illiquid, which Stone Ridge carries out on a case-by-case basis based on procedures approved by the Board and the board of trustees of the Reinsurance Interval Fund that set forth various factors relating to the Fund’s and the Reinsurance Interval Fund’s ability to dispose of such securities in an appropriate manner. Certain of the instruments in which the Reinsurance Interval Fund may invest, including most event-linked bonds, Quota Share Notes and ILW Notes are restricted securities in that their disposition is restricted by the federal securities laws or otherwise, such as securities offered privately pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), and securities issued pursuant to Rule 144A under the 1933 Act. Notwithstanding these limitations on resale, certain restricted securities may be treated as liquid if the Adviser determines pursuant to the applicable procedures that such treatment is warranted. Similarly, the shares of the Reinsurance Interval Fund held by the Fund may, at times, be deemed to be illiquid for purposes of Rule 23c-3 under the 1940 Act. The Board and the board of trustees of the Reinsurance Interval Fund will monitor and periodically review liquidity determinations. For certain risks related to investments in illiquid instruments, see “
Risk Considerations — Illiquidity and Restricted Securities Risk
” below.

Below-Investment-Grade Securities
Because most event-linked bonds, Quota Share Notes and ILW Notes are unrated, a substantial portion of the Reinsurance Interval Fund’s assets will typically be invested in unrated securities determined by the Adviser to be of comparable quality to below-investment-grade securities, similar in some respects to high yield corporate bonds. Event-linked catastrophe bonds, Quota Share Notes and ILW Notes are exposed to catastrophic insurance risk, whereas high-yield bonds are typically exposed to the potential default of financially distressed issuers. The Reinsurance Interval Fund has no limit as to the maturity of the securities in which it invests or as to the market capitalization of the issuer. The Reinsurance Interval Fund may invest in event-linked bonds, Quota Share Notes, ILW Notes and debt securities of any credit rating, including those rated below investment grade (commonly referred to as “junk bonds”) or, if unrated, determined by the Adviser, to be of comparable quality. With respect to event-linked bonds, the rating, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event(s) will occur, as well as the overall expected loss to the bond principal. In addition to ratings issued by rating agencies, event-linked bonds are generally issued with an attachment probability and expected loss percentage determined by an independent modeler (a “risk model”). A risk model is created based on historical data and averages as well as scientific and probabilistic analysis and is used to inform investors and others on the potential impact of a wide variety of catastrophic events or other specified events that result in physical and/or economic loss. The Adviser, in selecting investments for the Reinsurance Interval Fund, will generally consider risk models created by independent third parties, the sponsor of a reinsurance-related security or a broker. The Adviser may also consider its own risk models based on comparable prior transactions, quantitative analysis, and industry knowledge. The event-linked bonds in which the Reinsurance Interval Fund may invest may also be subordinated or “junior” to more senior securities of the issuer. The investor in a subordinated security of an issuer is generally entitled to payment only after other holders of debt in that issuer have been paid.
Certain of the reinsurance-related securities in which the Reinsurance Interval Fund intends to invest are structured as variable rate, or floating-rate, debt securities, which will be secured by the collateral contributed by the Reinsurance Interval Fund and other investors to the relevant SPVs sponsored by the ceding insurer. The collateral is typically invested in short-term instruments, such as U.S. Treasury securities or U.S. Treasury money market funds. The reinsurance-related securities typically have rates of interest that reflect the returns of such short-term collateral instruments, plus a premium.
Derivatives
The Reinsurance Interval Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any security, instrument, index or economic indicator related to such instruments (“reference instruments”). Derivatives are financial instruments the value of which is derived from an underlying reference instrument. Derivatives transactions can involve substantial risk. Derivatives typically allow the Reinsurance Interval Fund to increase or decrease the level of risk to which it is exposed more quickly and efficiently than transactions in other types of instruments. The Reinsurance Interval Fund incurs costs in connection with opening and closing derivatives positions. The Reinsurance Interval Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks. The Reinsurance Interval Fund may but is not required to use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, stock index futures, swaps, including event-linked swaps, and other derivative instruments. The Reinsurance Interval Fund may use derivatives for a variety of purposes, including (i) as a hedge against adverse changes in the market prices of securities, interest rates or, to a lesser extent, currency exchange rates, (ii) as a substitute for purchasing or selling securities, (iii) to seek to increase the Reinsurance Interval Fund’s return as a non-hedging strategy that may be considered speculative, or (iv) to manage portfolio exposures.
Derivative transactions may give rise to a form of leverage. Leverage may cause the Reinsurance Interval Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Reinsurance Interval Fund’s portfolio securities. The loss on leverage transactions may substantially exceed the initial investment.
Non-U.S. Investments
The Reinsurance Interval Fund may invest directly or indirectly without limit in foreign government and foreign corporate debt securities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Reinsurance Interval Fund will normally invest significant amounts of its assets in foreign securities. Non-U.S. issuers are issuers that are organized and/or have their principal offices outside of the United States. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations, private issuers, or certain supranational organizations, such as the World Bank and the European Union. Economic or other sanctions imposed on a foreign country or issuer by the U.S., or on the U.S. by a foreign country, could impair the Reinsurance Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain securities. Sanctions could also affect the value and/or liquidity of a foreign security. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
U.S. Government Securities
The Reinsurance Interval Fund may invest in U.S. government securities, which are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (Ginnie Mae), this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the Reinsurance Interval Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae and Freddie Mac.
Equity Securities
Equity securities include common stocks, warrants and rights, as well as “equity equivalents” such as preferred stocks and securities convertible into common stock. The equity securities in which the Reinsurance Interval Fund invests may be publicly or privately offered. Preferred stocks generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. A convertible security is one that can be converted into or exchanged for common stock of an issuer within a particular period of time at a specified price, upon the occurrence of certain events or according to a price formula. Convertible securities offer the Reinsurance Interval Fund the ability to participate in equity market movements while also seeking some current income. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. The Reinsurance Interval Fund considers some convertible securities to be “equity equivalents” because they are convertible into common stock. The credit ratings of those convertible securities generally have less impact on the investment decision, although they may still be subject to credit and interest rate risk.
Borrowing and Leverage
Each of the Fund and the Reinsurance Interval Fund may obtain leverage through borrowings in seeking to achieve its investment objective. Each of the Fund’s and the Reinsurance Interval Fund’s borrowings may be on a secured or unsecured basis and at fixed or variable rates of interest. The 1940 Act requires a closed-end fund to maintain asset coverage of not less than 300% of the value of the outstanding amount of senior securities representing indebtedness (as defined in the 1940 Act) at the time that it issues senior securities. This means that the value of each of the Fund’s and the Reinsurance Interval Fund’s senior securities representing indebtedness may not exceed one-third of the value of its total assets (including such senior securities), measured at the time the Fund or the Reinsurance Interval Fund issues the senior securities. Each of the Fund and the Reinsurance Interval Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s or the Reinsurance Interval Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above. Borrowing money involves transaction and interest costs. The Reinsurance Interval Fund may pay a commitment fee or other fees to maintain a line of credit, and will pay interest on amounts it borrows.
In addition to any more stringent terms imposed by a lender, the 1940 Act generally requires a closed-end fund to make provision to prohibit the declaration of any dividend (except a dividend payable in stock of the fund) or distribution on the fund’s stock or the repurchase of any of the fund’s stock, unless, at the time of the declaration or repurchase, there is asset coverage of at least 300%, after deducting the amount of the dividend, distribution or purchase price, as the case may be. Leverage can have the effect of magnifying the Fund’s or the Reinsurance Interval Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the NAV of each of the Fund and the Reinsurance Interval Fund. This means the Fund or the Reinsurance Interval Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund or the Reinsurance Interval Fund owned its assets on an unleveraged basis. The value of an investment in the Fund or the Reinsurance Interval Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund or the Reinsurance Interval Fund are exposed to leverage.
Reverse Repurchase Agreements
The Reinsurance Interval Fund may enter into reverse repurchase agreements pursuant to which the Reinsurance Interval Fund transfers securities to a counterparty in return for cash and agrees to repurchase the securities at a later date and for a higher price. Reverse repurchase agreements are treated as borrowings by the Reinsurance Interval Fund, are a form of leverage and may make the value of an investment in the Reinsurance Interval Fund more volatile and increase the risks of investing in the Reinsurance Interval Fund. Entering into reverse repurchase agreements and other borrowing transactions may cause the Reinsurance Interval Fund to liquidate positions at a disadvantageous time or price in order to satisfy its obligations.
Under Rule 18f-4 of the 1940 Act, the Reinsurance Interval Fund has the option to either treat reverse repurchase agreements as (1) senior securities under Section 18 of the 1940 Act, in which case they would be subject to the 300% asset coverage requirement described in this prospectus or (2) derivatives subject to the VaR test imposed by Rule 18f-4. As of the date of this prospectus, the Reinsurance Interval Fund has elected to treat reverse repurchase agreements and other similar financing transactions as senior securities. See “
Derivatives Risk
” below.
Subsidiaries
Some of the assets of the Reinsurance Interval Fund are invested through one or more Subsidiaries, which, like the Reinsurance Interval Fund, invest in reinsurance-related and other securities. Under an investment management agreement with a Subsidiary, the Adviser provides a Subsidiary with the same type of management services as the Adviser provides to the Reinsurance Interval Fund. To the extent the Adviser receives compensation for providing such services to a Subsidiary, the Adviser will not receive compensation from the Reinsurance Interval Fund in respect of the assets of the Reinsurance Interval Fund that are invested in a Subsidiary. The Reinsurance Interval Fund does not currently intend to sell or transfer all or any portion of its ownership interest in a Subsidiary. The Reinsurance Interval Fund reserves the right to establish an additional subsidiary or subsidiaries, subject to the approval of the board of trustees of the Reinsurance Interval Fund.

Changes to the Reinsurance Interval Fund’s Investment Policies
The Reinsurance Interval Fund’s investment objective and policies may be changed without shareholder approval unless an objective or policy is identified in the Reinsurance Interval Fund’s prospectus or in the Reinsurance Interval Fund’s Statement of Additional Information as “fundamental.” The Reinsurance Interval Fund’s policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in reinsurance-related securities, may be changed by the board of trustees of the Reinsurance Interval Fund upon at least 60 days prior written notice to shareholders of the Reinsurance Interval Fund, including the Fund.
Cash Management and Temporary Investments
Normally, the Fund and the Reinsurance Interval Fund invest substantially all of their assets to meet their investment objectives. The Fund and the Reinsurance Interval Fund may invest the remainder of their assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the Reinsurance Interval Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. The Reinsurance Interval Fund may adopt a defensive strategy when the Adviser believes securities in which the Reinsurance Interval Fund normally invests have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions.
Additional Investment Practices
In addition to the investment strategies described above, the Reinsurance Interval Fund may also use other investment techniques, including the following from time to time.
Short-Term Trading
.
At times, the Reinsurance Interval Fund may engage in short-term trading, usually with respect to certain derivative instruments on the types of instruments the Reinsurance Interval Fund is permitted to hold in its portfolio. If the Reinsurance Interval Fund engages in frequent short-term trading, it may incur additional operating expenses, which would reduce performance, and could cause shareholders to incur a higher level of taxable income or capital gains.
Securities Lending
.
The Reinsurance Interval Fund may earn additional income from lending securities. The value of securities loaned may not exceed 33
1
⁄
3
% of the value of the Reinsurance Interval Fund’s total assets, which includes the value of collateral received. To the extent the Reinsurance Interval Fund loans a portion of its securities, the Reinsurance Interval Fund will generally receive collateral consisting of cash or U.S. government securities. Collateral received will be marked-to-market daily and will generally be at least equal at all times to the value of the securities on loan. Subject to its stated investment policies, the Reinsurance Interval Fund will generally invest cash collateral received for the loaned securities in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities.
Investments in Other Investment Companies
. The Reinsurance Interval Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds, unit investment trusts and business development companies. The Reinsurance Interval Fund may invest in exchange-traded funds, which are typically open-end funds or unit investment trusts listed on a stock exchange. One reason the Reinsurance Interval Fund might do so is to gain exposure to segments of the markets represented by another fund at times when the Reinsurance Interval Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Reinsurance Interval Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Reinsurance Interval Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. Absent Commission exemptive or similar relief, the Reinsurance Interval Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the 1940 Act.
Corporate Debt Obligations
.
The Reinsurance Interval Fund may purchase debt obligations, such as bonds, debentures, notes and preferred stock issued by U.S. and foreign corporations, partnerships or other business entities. Debt securities purchased by the Reinsurance Interval Fund may be subordinate to other liabilities of the issuer. If a borrower becomes insolvent, the borrower’s assets may be insufficient to meet its obligations.

Risk Factors [Table Text Block]
Risk Considerations
Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. Because the Fund will invest all or substantially all of its assets in the Reinsurance Interval Fund, the Fund is subject to the same risks as the Reinsurance Interval Fund. The reinsurance-related securities in which the Reinsurance Interval Fund invests are typically considered “high-yield” and many reinsurance-related debt securities may be considered “junk bonds.” It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.
The Fund is subject to the principal risks described below based on its investments in the Reinsurance Interval Fund, whether through the Reinsurance Interval Fund’s (i) derivatives positions or other investments, (ii) investments through a Subsidiary or (iii) direct investments. As with any investment company, there is no guarantee that the Fund will achieve its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
No Prior History
The Fund is a closed-end management investment company with no history of operations and thus has no financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance, and is designed for long-term investors and not as a short-term trading vehicle.
Reinsurance-Related Securities Risk
. The principal risk of an investment in a reinsurance-related security is that a triggering event(s) (e.g
.
, (i) natural events, such as a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area; or (ii) non-natural events, such as large aviation disasters) will occur, and as a result, the Reinsurance Interval Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the portfolio of the Reinsurance Interval Fund, the Reinsurance Interval Fund could suffer substantial losses and an investor, such as the Fund, will lose money. A majority of the Reinsurance Interval Fund’s assets will be invested directly or indirectly in reinsurance-related securities tied to natural events and/or non-natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, reinsurance-related securities carry a high degree of risk.
Quota Share Notes and ILW Notes.
The Reinsurance Interval Fund will gain exposure (directly or indirectly) to reinsurance contracts through Quota Share Notes and may gain exposure to reinsurance contracts through ILW

Notes. These securities are subject to the same risks discussed herein for event-linked or catastrophe bonds. In addition, because Quota Share Notes and ILW Notes represent an interest, either proportional or non-proportional, in one or more underlying reinsurance contracts, the Reinsurance Interval Fund has limited transparency into the individual underlying contract(s) and, therefore, must rely upon the risk assessment and sound underwriting practices of the sponsor. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Reinsurance Interval Fund’s investment in Quota Share Notes and ILW Notes, which will place the Reinsurance Interval Fund’s assets at greater risk of loss than if the Adviser had more complete information. The lack of transparency may also make the valuation of Quota Share Notes and ILW Notes more difficult and potentially result in mispricing that could result in losses to the Reinsurance Interval Fund. See “
Illiquidity and Restricted Securities Risk
” and “
Valuation Risk
” below. In Quota Share Notes trades and ILW Notes trades the Reinsurance Interval Fund cannot lose more than the amount invested.
Event-Linked Bonds.
Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Reinsurance Interval Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Such losses may be substantial. Because catastrophe bonds cover “catastrophic” events that, if they occur, will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high-yield” or “junk bonds.” The rating, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Reinsurance Interval Fund.
Catastrophe bonds are also subject to extension risk. The sponsor of such an investment might have the right to extend the maturity of the bond or note to verify that the trigger event did occur or to process and audit insurance claims. The typical duration of mandatory and optional extensions of maturity for reinsurance-related securities currently is between three months to two years. In certain circumstances, the extension may exceed two years. An extension to verify the potential occurrence of a trigger event will reduce the value of the bond or note due to the uncertainty of the occurrence of the trigger event and will hinder the Reinsurance Interval Fund’s ability to sell the bond or note. Even if it is determined that the trigger event did not occur, such an extension will delay the Reinsurance Interval Fund’s receipt of the bond’s or note’s principal and prevent the reinvestment of such proceeds in other, potentially higher yielding securities.
Risk-Modeling Risk.
The Adviser, in selecting investments for the Reinsurance Interval Fund, will generally consider risk models created by independent third parties, the sponsor of a reinsurance-related security or a broker. The Adviser may also consider its own risk models based on comparable prior transactions, quantitative analysis, and industry knowledge. Risk models are designed to assist investors, governments, and businesses understand the potential impact of a wide variety of catastrophic events and allow such parties to analyze the probability of loss in regions with the highest exposure. The Adviser will use the output of the risk models before and after investment to assist the Adviser in assessing the risk of a particular reinsurance-related security or a group of such securities. Risk models are created using historical, scientific and other related data, and they may use quantitative methods. Because such risk models are based in part upon historical data and averages, there is no guarantee that such information will accurately predict the future occurrence, location or severity of any particular catastrophic event and thus may fail to accurately calculate the probability of a trigger event and may underestimate the likelihood of a trigger event. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. In addition, any errors or imperfections in a risk model (quantitative or otherwise), analyses, the data on which they are based or any technical issues with the construction of the models (including, for example, data problems and/or software or other implementation issues) could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Reinsurance Interval Fund’s performance. Risk models are used by the Adviser as one input in its risk analysis process for Reinsurance Interval Fund investments. There can be no assurance that these methodologies will help the Reinsurance Interval Fund to achieve its investment objective.

Longevity and Mortality Risk.
Longevity risk is the risk that members of a reference population will live longer, on average, than anticipated. Mortality risk is the risk that members of a reference population will live shorter, on average, than anticipated. Such risks are among the most significant faced by life insurers, annuity providers and pension funds because changes in longevity or mortality rates can significantly affect the liabilities and cash needs of those entities. Longevity bonds and mortality bonds purchased by the Reinsurance Interval Fund involve the risk that the Adviser may incorrectly predict the actual level of longevity or mortality, as applicable, for the reference population of people, and the Reinsurance Interval Fund will lose all or a portion of the amount of its investment in the bond. With respect to mortality bonds held by the Reinsurance Interval Fund, there is also the risk that an epidemic or other catastrophic event could strike the reference population, resulting in mortality rates exceeding expectations and in the Fund losing all or a portion of its investment in the bond.
Illiquidity and Restricted Securities Risk.
To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund and the Reinsurance Interval Fund may invest without limitation in illiquid investments. Illiquidity risk is the risk that the investments held by the Reinsurance Interval Fund may be difficult or impossible to sell at the time that the Reinsurance Interval Fund would like without significantly changing the market value of the investment. As a relatively new type of financial instrument, there is limited trading history for reinsurance-related securities, even for those securities deemed to be liquid. There can be no assurance that a liquid market for the Reinsurance Interval Fund’s investments will be maintained. At any given time, the Reinsurance Interval Fund’s portfolio may be substantially illiquid.
The Reinsurance Interval Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Reinsurance Interval Fund. The Reinsurance Interval Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Reinsurance Interval Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Reinsurance Interval Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Reinsurance Interval Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Reinsurance Interval Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. As an investor in the Reinsurance Interval Fund, the Fund will also be subject to some of these risks, because its ability to participate in the Reinsurance Interval Fund’s repurchase offers and the extent of its participation will be limited by the timing of those repurchase offers and the percentage of outstanding shares the Reinsurance Interval Fund repurchases in any given quarter.
Certain of the instruments in which the Reinsurance Interval Fund may invest are subject to restrictions on resale by the federal securities laws or otherwise, such as securities offered privately pursuant to Section 4(a)(2) of the 1933 Act and securities issued pursuant to Rule 144A under the 1933 Act. While certain restricted securities may, notwithstanding their limitations on resale, be treated as liquid if the Adviser determines, pursuant to the applicable procedures, that such treatment is warranted, there can be no guarantee that any such determination will continue. Restricted securities previously determined to be liquid may subsequently become illiquid while held by the Reinsurance Interval Fund. Even if such restricted securities are not deemed to be illiquid, they may nevertheless be difficult to value and the Reinsurance Interval Fund may be required to hold restricted securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Reinsurance Interval Fund has valued such securities, and the Reinsurance Interval Fund may incur additional expense when disposing of restricted securities, including costs to register the sale of the securities. This may result in losses to the Reinsurance Interval Fund and investors, including the Fund.
Valuation Risk
. The Reinsurance Interval Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Reinsurance Interval Fund invests are priced incorrectly, due to factors such as incomplete data, market instability, or human error. In addition, pricing of reinsurance-related securities is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur. Even after a natural disaster or other triggering event occurs, the pricing of reinsurance-related securities is subject to uncertainty for a period of time until event parameters, ultimate loss amounts and other factors are finalized and communicated to the Reinsurance Interval Fund. The Reinsurance Interval Fund’s investments in reinsurance-related securities for which market quotations are not available will be valued pursuant to procedures adopted by the board of trustees of the Reinsurance Interval Fund. Even for reinsurance-related securities for which market quotations are generally readily available, upon the occurrence or possible occurrence of a trigger event, and until the completion of the settlement and auditing of applicable loss claims, the Reinsurance Interval Fund’s investment in a reinsurance-related security may be priced using fair value methods. The majority of the Reinsurance Interval Fund’s reinsurance-related securities are priced using fair value methods. Portfolio securities that are valued using techniques other than market quotations, including fair valued securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. For a description of the Reinsurance Interval Fund’s valuation procedures, see “
Determination of Net Asset Value
” below. There is no assurance that the Reinsurance Interval Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Reinsurance Interval Fund would incur a loss because a portfolio security is sold at a discount to its established value. If securities are mispriced, shareholders could lose money upon sale in connection with a periodic repurchase offer or could pay too much for shares of the Reinsurance Interval Fund purchased. Because the value of the Fund’s Shares is based on the value of the Reinsurance Interval Fund’s shares, the Fund, and its shareholders, will also be exposed to this risk.
Moral Hazard Risk
. Reinsurance-related securities are generally subject to one or more types of triggers, including so-called “indemnity-triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance). Reinsurance-related securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such reinsurance-related securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Reinsurance Interval Fund. For example, if an event-linked bond issued will be triggered at $500 million in losses to the sponsor, once that trigger is hit (i.e
.
, the sponsor experiences $500 million in losses under the contracts it has written), the bond purchaser will lose all or a portion of its principal invested (plus any additional interest). In this situation, the ceding sponsor has an incentive to pay the claims more generously when the loss amount is near the trigger amount set in the bond (i.e
.
, to claim $500 million in losses, when perhaps it could be argued that actual losses were $499.9 million). Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached. In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims.
Limited Availability and Reinvestment Risk
. Investments in reinsurance-related securities may be limited, which may limit the amount of assets the Reinsurance Interval Fund may be able to invest in reinsurance-related securities. The limited availability of reinsurance-related securities may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets the Reinsurance Interval Fund’s investment objective and lack of availability of reinsurance-related securities in the secondary market. Original issuances of event-linked bonds (and in particular hurricane-related catastrophe bonds) may be concentrated in the first two calendar quarters of each year while original issuances of Quota Share Notes may be concentrated in particular reinsurance renewal months (January, and to a lesser extent, April, June, and July). Thereafter, the availability of reinsurance-related securities is subject to natural fluctuations in the secondary market. Therefore, if reinsurance-related securities held by the Reinsurance Interval Fund mature or if the Reinsurance Interval Fund must sell securities to meet repurchase requests, the Reinsurance Interval Fund may be required to hold more cash than it normally would until reinsurance-related securities meeting the Reinsurance Interval Fund’s investment objective become available. Due to the potentially limited availability of additional reinsurance-related securities, the Reinsurance Interval Fund may be forced to reinvest in securities that are lower yielding or less desirable than the securities the Reinsurance Interval Fund sold. This is known as reinvestment risk, and may reduce the overall return on its portfolio securities and, in turn, those of the Fund.

Investments in Non-Voting Securities Risk
. If the reinsurance-related securities in which the Reinsurance Interval Fund invests carry voting rights, the Reinsurance Interval Fund ordinarily will limit such investments to 5% or less of the issuing SPV’s outstanding voting securities. However, to enable the Reinsurance Interval Fund to invest more of its assets in certain SPVs deemed attractive by the Adviser, the Reinsurance Interval Fund may also contractually forego its right to vote securities or may purchase non-voting securities of such SPVs. If the Reinsurance Interval Fund does not limit its voting rights and is deemed an “affiliate” of the SPV, the ability of the Reinsurance Interval Fund to make future investments in the SPV or to engage in other transactions would be severely limited by the requirements of the 1940 Act. Such limitations may interfere with portfolio management of the Reinsurance Interval Fund, which may adversely impact the Reinsurance Interval Fund’s performance.
For various reasons, the Reinsurance Interval Fund may hold some or all of its interest in an SPV in non-voting form. One reason for this is to avoid an SPV being deemed an “affiliated person” of the Reinsurance Interval Fund for purposes of the 1940 Act. Accordingly, the Reinsurance Interval Fund may agree to waive irrevocably any right that the Reinsurance Interval Fund may have to vote securities in amounts in excess of 4.99% of an SPV’s outstanding voting securities. The general policy to waive voting rights has been reviewed by the board of trustees of the Reinsurance Interval Fund. The waiver of the Reinsurance Interval Fund’s voting rights does not facilitate investments in an SPV by the Adviser or other clients of the Adviser, either as a practical or a legal matter, and is not intended to confer any benefit on such entities. Interests in a particular SPV, even without voting rights, are selected based on the investment merits of those interests consistent with the fiduciary duties of both the Adviser and the board of trustees of the Reinsurance Interval Fund, and generally reflect the judgment of the Adviser that such investments are an attractive and appropriate opportunity for the Reinsurance Interval Fund for any number of reasons.
To the extent the Reinsurance Interval Fund holds non-voting securities of an SPV or contractually foregoes its right to vote securities of an SPV, it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors in the SPV, including matters that could adversely affect the Reinsurance Interval Fund’s investment in the SPV. This restriction could diminish the influence of the Reinsurance Interval Fund in an SPV and adversely affect its investment in the SPV, which could result in unpredictable and potentially adverse effects on shareholders. Moreover, there is a risk that a court or securities regulators could disregard the statutory definition of “affiliated person,” and still treat the SPV as an affiliated person of the Reinsurance Interval Fund for purposes of the 1940 Act.
Reinsurance Industry Risk
. The performance of reinsurance-related securities and the reinsurance industry itself are tied to the occurrence of various triggering events, including weather, natural disasters (hurricanes, earthquakes, etc.), non-natural large catastrophes and other specified events causing physical and/or economic loss. Triggering events are typically defined by three criteria: an event; a geographic area in which the event must occur; and a threshold of economic or physical loss (either actual or modeled) caused by the event, together with a method to measure such loss. Generally, the event is either a natural or non-natural peril of a kind that results in significant physical or economic loss. Natural perils include disasters such as hurricanes, earthquakes, windstorms, pandemics, epidemics, fires and floods. Non-natural perils include disasters resulting from human activity, such as commercial and industrial accidents or business interruptions. Major natural disasters in populated areas (such as in the cases of Hurricane Katrina in New Orleans in 2005, Superstorm Sandy in the New York City metropolitan area in 2012, Hurricane Irma in Florida and the Caribbean in 2017 and Hurricane Ian in Florida in 2022) or related to high-value insured property (such as plane crashes) can result in significant losses and investors in reinsurance-related securities tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Reinsurance Interval Fund invests in reinsurance-related securities for which a triggering event occurs, losses associated with such event will result in losses to the Reinsurance Interval Fund, and a series of major triggering events affecting a large portion of the reinsurance-related securities held by the Reinsurance Interval Fund will result in substantial losses to the Reinsurance Interval Fund. In addition, unexpected events such as natural disasters or terrorist attacks could lead to government intervention. Political, judicial and legal developments affecting the reinsurance industry could also create new and expanded theories of liability or regulatory or other requirements; such changes could have a material adverse effect on the Reinsurance Interval Fund.
Epidemic and Pandemic Risk.
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. Such impacts present material uncertainty and risk with respect to the Fund’s investment performance and financial results. The impact of COVID-19 or any future public health crisis may also heighten the other risks disclosed in this prospectus.
Floating-Rate Instrument Risk.
Certain of the reinsurance-related securities in which the Reinsurance Interval Fund directly or indirectly invests are variable rate, or floating-rate, event-linked bonds. Floating-rate instruments and similar investments may be illiquid or less liquid than other investments. In addition, while the collateral securing most event-linked bonds in which the Reinsurance Interval Fund currently intends to invest is typically invested in low-risk investments, certain SPVs in which the Reinsurance Interval Fund invests may permit investment of collateral in higher risk, higher yielding investments. Thus, the value of collateral, if any, securing the Reinsurance Interval Fund’s investments in event-linked bonds can decline or may be insufficient to meet the issuer’s obligations and the collateral, if repaid to the Reinsurance Interval Fund, may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.
Below-Investment-Grade Securities and Unrated Securities Risk.
The Reinsurance Interval Fund has exposure and may, without limitation, continue to have exposure to reinsurance-related securities that are rated below investment grade or that are unrated but are judged by the Adviser to be of comparable quality. Below-investment-grade debt securities, which are commonly called “junk bonds,” are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or have comparable ratings by another rating organization. Accordingly, certain of the Reinsurance Interval Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk bonds.”
The rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a triggering event will occur and result in a loss. The rating also reflects the reinsurance-related security’s credit risk and the model used to calculate the probability of the trigger event. The rating system for reinsurance-related securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops. There is no minimum rating on the instruments in which the Reinsurance Interval Fund may invest. Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation and Risk Management Solutions, Inc. The Adviser may also rely on reports from one or more of these modeling firms as part of its investment process or may create its own internal risk model for this purpose. Different methodologies are used to evaluate the probability of various types of pre-defined trigger events. If the reports used by the rating agency are flawed, it may cause a rating agency to assign a rating to a reinsurance-related security that is not justified. Therefore, to the extent the Adviser relies on rating agency ratings to select securities for the Reinsurance Interval Fund, the Reinsurance Interval Fund may be exposed to greater risks. Additionally, because there are few major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified. In addition, such investments may be subject to greater risks than other investments, including greater levels of risk related to changes in interest rates, credit risk (including a greater risk of default), and illiquidity risk. Below-investment-grade investments or unrated investments judged by the Adviser to be of comparable quality may be more susceptible to real or perceived adverse economic and competitive industry or business conditions than higher-grade investments. Yields on below-investment-grade investments will fluctuate and may, therefore, cause the Reinsurance Interval Fund’s value to be more volatile. Certain investments of the Reinsurance Interval Fund may be downgraded to below-investment-grade status (or may be judged by the Adviser to be of comparable quality) after the Reinsurance Interval Fund purchases them.
Leverage Risk.
The Fund and the Reinsurance Interval Fund may obtain financing to meet repurchase requests, to make investments in reinsurance-related securities, and to address cash flow timing mismatches. Therefore, the Fund and the Reinsurance Interval Fund are subject to leverage risk. The Fund’s and the Reinsurance Interval Fund’s borrowings may be on a secured or unsecured basis and at fixed or variable rates of interest. Leverage magnifies the Reinsurance Interval Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Reinsurance Interval Fund would otherwise have and may be considered a speculative technique. This risk is enhanced for the Reinsurance Interval Fund because it invests substantially all its assets in reinsurance-related securities. Reinsurance-related securities can quickly lose all or much of their value if a triggering event occurs. Thus, to the extent assets subject to a triggering event are leveraged, the losses could substantially outweigh the Reinsurance Interval Fund’s investment and result in significant losses to the Reinsurance Interval Fund. The value of an investment in the Reinsurance Interval Fund will be more volatile and other risks tend to be compounded if and to the extent the Reinsurance Interval Fund borrows or uses derivatives or other investments that have embedded leverage.
The Fund’s and the Reinsurance Interval Fund’s ability to obtain leverage through borrowings is dependent on the Fund’s and the Reinsurance Interval Fund’s ability to establish and maintain an appropriate line of credit or other borrowing facility. Borrowing gives rise to interest expense and may require the Fund and the Reinsurance Interval Fund to pay other fees. Unless the rate of return, net of applicable Reinsurance Interval Fund expenses, on the Reinsurance Interval Fund’s investments exceeds the costs to the Reinsurance Interval Fund of the leverage it utilizes, the investment of the Reinsurance Interval Fund’s net assets attributable to leverage will generate less income than will be needed to pay the costs of the leverage to the Reinsurance Interval Fund, resulting in a loss to the Fund and the Reinsurance Interval Fund, even if the rate of return on those assets is positive. To the extent the Fund or the Reinsurance Interval Fund are able to secure financing, fluctuations in interest rates could increase the costs associated with the Fund’s or the Reinsurance Interval Fund’s use of certain forms of leverage, and such costs could reduce the Fund’s or the Reinsurance Interval Fund’s return.
In addition to any more stringent terms imposed by a lender, the 1940 Act requires a closed-end fund to maintain asset coverage of not less than 300% of the value of the outstanding amount of senior securities representing indebtedness (as defined in the 1940 Act) at the time that it issues senior securities and generally requires a closed-end fund to make provision to prohibit the declaration of any dividend (except a dividend payable in stock of the fund) or distribution on the fund’s stock or the repurchase of any of the fund’s stock, unless, at the time of the declaration or repurchase, there is asset coverage of at least 300% after deducting the amount of the dividend, distribution or purchase price, as the case may be. To satisfy 1940 Act requirements in connection with leverage or to meet obligations, the Fund or the Reinsurance Interval Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Engaging in such transactions may cause the Reinsurance Interval Fund or the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations. There can be no assurance that the Fund’s or the Reinsurance Interval Fund’s use of leverage will be successful.
Derivatives Risk.
The Reinsurance Interval Fund may invest directly or indirectly in a variety of derivatives, including options, futures contracts and swaps. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. The Reinsurance Interval Fund may invest in derivatives for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Reinsurance Interval Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Reinsurance Interval Fund’s strategy.
The Reinsurance Interval Fund may be required to provide more margin for its derivatives investments during periods of market disruptions or stress.
Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk and counterparty risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Reinsurance Interval Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Reinsurance Interval Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Reinsurance Interval Fund’s NAV.
The Reinsurance Interval Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce the Reinsurance Interval Fund’s risk exposures, potentially resulting in losses for the Reinsurance Interval Fund and, in turn, the Fund.
Many derivatives have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position). Derivatives in which the Fund may invest (e.g., options, futures and swaps) may have embedded leverage, depending on their specific terms. As a result, adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “
Borrowing and Leverage Risk
” above.
The Reinsurance Interval Fund’s use of derivatives may be subject to special tax rules, which are in some cases uncertain under current law and could affect the amount, timing and character of distributions to shareholders. See “
Distributions and Federal Income Tax Matters
” below.
Counterparty Risk.
The Reinsurance Interval Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. Events that affect the ability of the Reinsurance Interval Fund’s counterparties to comply with the terms of the derivative contracts may have an adverse effect on the Reinsurance Interval Fund. If the counterparty defaults, the Reinsurance Interval Fund will still have contractual remedies but may not be able to enforce them. In addition, in the event of a counterparty bankruptcy, the Reinsurance Interval Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract, including the return of any collateral that has been provided to the counterparty. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms differently than the Reinsurance Interval Fund and, if it does, the Reinsurance Interval Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Reinsurance Interval Fund, therefore, may be unable to obtain payments the Adviser believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Reinsurance Interval Fund has incurred the costs of litigation.
The Reinsurance Interval Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., certain foreign currency forwards), (ii) require counterparty to post collateral but do not provide for the Reinsurance Interval Fund’s security interest in it to be perfected, (iii) require the Reinsurance Interval Fund to post significant upfront collateral unrelated to the derivative’s fundamental fair (or intrinsic value) or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by a perfected security interest in collateral, the Reinsurance Interval Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults because it is essentially an unsecured creditor of the counterparty. Even when derivatives are required by regulation and/or contract to be collateralized, the Reinsurance Interval Fund may not receive the collateral for one or more days after the collateral is required to be posted by the counterparty. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Reinsurance Interval Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, the United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Reinsurance Interval Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).
Counterparty risk is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Reinsurance Interval Fund has concentrated its transactions with a single or small group of counterparties. For example, the creditworthiness of a counterparty may be adversely affected by larger than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. The Adviser evaluates the creditworthiness of the counterparties to the Reinsurance Interval Fund’s transactions or their guarantors at the time the Reinsurance Interval Fund enters into a transaction; however, the Reinsurance Interval Fund is not restricted from dealing with any particular counterparty or from concentrating any or all transactions with one counterparty. In the absence of a regulated market to facilitate settlement, the potential for losses by the Reinsurance Interval Fund may be increased. In addition, counterparties to derivatives contracts may have the right to terminate such contracts in certain circumstances (or in some cases, at any time for any reason), including if the Reinsurance Interval Fund’s NAV declines below a certain level over a specified period of time. The exercise of such a right by the counterparty could have a material adverse effect on the Reinsurance Interval Fund’s operations and the Reinsurance Interval Fund’s ability to achieve its investment objective.
The Reinsurance Interval Fund may also be exposed to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. Because the contract for each OTC derivative transaction is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Reinsurance Interval Fund, and if it does, the Reinsurance Interval Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Reinsurance Interval Fund, therefore, may be unable to obtain payments the Adviser believes are owed to the Reinsurance Interval Fund under derivative instruments or those payments may be delayed or made only after the Reinsurance Interval Fund has incurred the cost of litigation.
The Reinsurance Interval Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Reinsurance Interval Fund.
Specific risks involved in the use of certain types of derivatives in which the Reinsurance Interval Fund may invest include:
Options Risk.
A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.
The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The ability to trade in or exercise options may be restricted, including in the event that trading in the underlying reference becomes restricted. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options are generally established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options can be less liquid than exchange-traded options and generally involve greater counterparty credit risk than exchange traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. Typically, an OTC option can be closed only with the consent of the other party to the contract. The Reinsurance Interval Fund may close out a written exchange-traded option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Reinsurance Interval Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or clearinghouse may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist.
Swaps Risk
. The use of swaps involves investment techniques and risks that are different from those associated with portfolio security transactions. These instruments are typically not traded on exchanges and, in such cases, are subject to the risks associated with OTC derivatives generally. Transactions in some types of swaps (generally not including equity swaps) are required to be centrally cleared (“cleared swaps”) and other swap transactions may be centrally cleared on a voluntary basis. For OTC swaps, there is a risk that the other party will not perform its obligations to the Reinsurance Interval Fund or that the Reinsurance Interval Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position when it wishes to do so. Such occurrences could result in losses to the Reinsurance Interval Fund.
The Reinsurance Interval Fund may obtain event-linked exposure by investing directly or indirectly in, among other things, event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies. Trigger events include hurricanes, earthquakes, weather-related phenomena and other criteria determined by independent parties. If a trigger event(s) occurs, the Reinsurance Interval Fund may lose the swap’s notional amount. As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in reinsurance-related securities, including risks associated with the counterparty and leverage. See “
Risk Considerations — Borrowing and Leverage
” above.
Regulation of Derivatives.
As described in this Derivatives Risk section and elsewhere in this prospectus, government regulation in the U.S. and various other jurisdictions of various types of derivative instruments may restrict the Reinsurance Interval Fund’s ability to engage in, or increase the cost to the Reinsurance Interval Fund of derivative transactions, for example, by making some types of derivatives no longer available to the Reinsurance Interval Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. Rule 18f-4 provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Funds that use derivatives to a limited extent, such as the Reinsurance Interval Fund, are generally required by Rule 18f-4 to adopt policies and procedures reasonably designed to manage the fund’s derivatives risk. To the extent the Reinsurance Interval Fund uses derivatives, it will comply with the relevant requirements of Rule 18f-4. Rule 18f-4 restricts the Reinsurance Interval Fund’s ability to engage in certain derivatives transactions, which could adversely affect the value or performance of the Reinsurance Interval Fund and therefore, the Fund.

Credit Risk.
The reinsurance-related securities in which the Reinsurance Interval Fund invests directly or indirectly will be subject to credit risk. The principal invested in many reinsurance-related securities is held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV. In these cases, typically, the collateral account is invested in high quality U.S. government securities (i.e., U.S. Treasury bonds). However, in certain reinsurance-related securities, the collateral account may be invested in high yielding, higher risk securities, which may include securities issued by entities managed by the Adviser. Collateral will generally be invested in accordance with the terms of the SPV and overseen by a collateral manager appointed by the SPV; therefore, the Reinsurance Interval Fund is dependent upon the manager to invest the collateral account proceeds appropriately. A small portion of the reinsurance-related securities in which the Reinsurance Interval Fund invests may, in lieu of such collateral account arrangements, provide for the collateral to be held by the reinsurer. When a collateral account is invested in higher yielding, higher risk securities or when the collateral is held directly by the reinsurer, the Reinsurance Interval Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral. Such non-payments and defaults may reduce the income to the Reinsurance Interval Fund and negatively impact the value of Reinsurance Interval Fund shares and, in turn, the Fund’s Shares.
Foreign Investing Risk.
The Reinsurance Interval Fund may invest directly or indirectly in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Reinsurance Interval Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Reinsurance Interval Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Reinsurance Interval Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example, due to less stringent underwriting and/or risk-retention requirements. The Reinsurance Interval Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes and ILW Notes that provide the Reinsurance Interval Fund with contractual rights under the terms of the issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Reinsurance Interval Fund’s investments in foreign securities. See “
Currency Risk
” below. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Reinsurance Interval Fund’s assets.
Currency Risk.
The Fund’s Shares and the shares of the Reinsurance Interval Fund are priced in U.S. dollars and the distributions paid by the Reinsurance Interval Fund, and expected to be paid by the Fund, are paid in U.S. dollars, and it is expected that a substantial portion of the Reinsurance Interval Fund’s investments in reinsurance-related securities will be U.S. dollar denominated investments. However, a portion of the Reinsurance Interval Fund’s assets may be denominated in foreign (non-U.S.) currencies and income received by the Reinsurance Interval Fund from a portion of its investments may be paid in foreign currencies, and to the extent the Reinsurance Interval Fund invests in non-U.S. dollar denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. Currency risk also includes the risk that a currency to which the Reinsurance Interval Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Reinsurance Interval Fund may realize a loss both on the hedging instrument and on the currency being hedged. There can be no assurances or guarantees that any efforts the Reinsurance Interval Fund makes to hedge exposure to foreign exchange rate risks that arise as a result of its investments will successfully hedge against such risks or that adequate hedging arrangements will be available on an economically viable basis, and in some cases, hedging arrangements may result in additional costs being incurred or losses being greater than if hedging had not been used. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leverage risk in addition to currency risk.
Some countries have and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. For example, a foreign government may unilaterally devalue its currency against other currencies, which typically would have the effect of reducing the U.S. dollar value of investments denominated in that currency. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit the Reinsurance Interval Fund’s ability to repatriate both investment capital and income, which could undermine the value and liquidity of the Reinsurance Interval Fund’s portfolio holdings and potentially place the Reinsurance Interval Fund’s assets at risk of total loss. As a result, if the exchange rate for any such currency declines after the Reinsurance Interval Fund’s income has been earned and converted into U.S. dollars but before payment to shareholders, the Reinsurance Interval Fund could be required to liquidate portfolio investments to make such distributions. Similarly, if the Reinsurance Interval Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Reinsurance Interval Fund would have to convert a greater amount to U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Reinsurance Interval Fund incurred the expense.
Equity Investing Risk.
The Reinsurance Interval Fund may at times invest directly or indirectly in equity securities, which may be publicly or privately offered. The equity securities in which the Reinsurance Interval Fund invests may be more volatile than the equity markets as a whole. Equity investing risk is the risk that the value of equity instruments to which the Reinsurance Interval Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate; and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. Equities to which the Reinsurance Interval Fund will be exposed are structurally subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and, therefore, will be subject to greater dividend risk than debt instruments of such issuers. Finally, the prices of equities are also sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.
Preferred Securities Risk.
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, preferred securities generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may also be sensitive to changes in interest rates. When interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of preferred stocks to decline. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Subsidiary Risk.
By investing through a Subsidiary, the Reinsurance Interval Fund is exposed to the risks associated with the Subsidiary’s investments. Subsidiaries are not registered as investment companies under the 1940 Act and are not subject to all of the investor protections of the 1940 Act, although each Subsidiary is managed pursuant to the compliance policies and procedures of the Reinsurance Interval Fund applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Reinsurance Interval Fund and/or a Subsidiary to operate as described in this prospectus and could adversely affect the Reinsurance Interval Fund, and, therefore, the Fund.

Market Risk.
The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries. For example, the financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities, and current market factors such as military conflicts abroad, global supply chain issues and inflation could negatively impact Fund performance.
Management and Operational Risk; Cyber-Security Risk.
The Fund and the Reinsurance Interval Fund are subject to management risk because they rely on the Adviser’s ability to achieve their investment objective. The Reinsurance Interval Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Reinsurance Interval Fund and, in turn, the Fund, to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser, may choose to hedge or not to hedge positions at disadvantageous times and may fail to use derivatives effectively.
Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Reinsurance Interval Fund’s and, in turn, the Fund’s, performance. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security.
The Fund and the Reinsurance Interval Fund also are subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions, and failures affecting, or by, a service provider. For example, trading delays or errors (both human and systematic) could prevent the Reinsurance Interval Fund and, in turn, the Fund, from benefiting from potential investment gains or avoiding losses.
The Fund and the Reinsurance Interval Fund and their service providers’ use of internet, technology and information systems may expose the Fund and the Reinsurance Interval Fund to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund and Reinsurance Interval Fund assets, or cause the Fund and the Reinsurance Interval Fund or their service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile devices and cloud-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Fund or the Reinsurance Interval Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber attacks against, or security breakdowns of, the Fund, the Reinsurance Interval Fund, the Adviser, or the custodian, transfer agent, or other third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect the Fund’s or the Reinsurance Interval Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of the Fund’s or the Reinsurance Interval Fund’s assets, and subject the Fund or the Reinsurance Interval Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Similar types of cyber-security risks are also present for issuers of securities in which the Reinsurance Interval Fund invests or such issuer’s counterparties, which could result in material adverse consequences for such issuers or market participants, and could cause the Reinsurance Interval Fund’s investment in such securities to lose value. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser, the Fund or the Reinsurance Interval Fund, each of whom could be negatively impacted as a result.
Tax Risk.
The Fund and the Reinsurance Interval Fund each currently intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, the Fund or the Reinsurance Interval Fund, as the case may be, must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. If the Reinsurance Interval Fund were to fail to qualify as a RIC, then, absent a cure of such failure (which might not be available), the Fund would itself fail to qualify for treatment as a RIC.
The Reinsurance Interval Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Reinsurance Interval Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Reinsurance Interval Fund’s and, therefore, the Fund’s ability to qualify for such treatment.
If, in any year, the Fund or the Reinsurance Interval Fund (and, as a result, the Fund) were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund or the Reinsurance Interval Fund (and, as a result, the Fund), as the case may be, would be treated as a “C corporation” under the Code and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividends.
Reorganization Risk.
There is a risk that the Fund may not be able to complete any Reorganization on a tax-free basis. If the Reorganization is unable to be conducted as a tax-free transaction, the Board may proceed with the Reorganization as a taxable transaction or may consider other strategic alternatives.
Prepayment or Call Risk.
Many fixed income securities give the issuer the option to prepay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Reinsurance Interval Fund holds a fixed income security that can be prepaid or called prior to its maturity date, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Reinsurance Interval Fund also would be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was prepaid or called. In addition, if the Reinsurance Interval Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Reinsurance Interval Fund may lose the amount of the premium paid in the event of prepayment.
Extension Risk.
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security.
QIB Qualification Risk.
The event-linked bonds and Quota Share Notes in which the Reinsurance Interval Fund invests are only available to qualified institutional buyers (“QIBs”), as defined in Rule 144A under the 1933 Act. At any given time, the Reinsurance Interval Fund may not have sufficient assets to be deemed a QIB for purposes of Rule 144A, whether because investment losses or repurchases cause the Reinsurance Interval Fund’s assets to drop below the threshold amount or for other reasons. In the event the Reinsurance Interval Fund does not qualify as a QIB, it will not be able to purchase additional event-linked bonds or Quota Share Notes, which may prevent the Reinsurance Interval Fund from achieving its investment objective.

Subordinated Securities Risk.
Certain SPVs in which the Reinsurance Interval Fund invests may issue multiple tranches of interests to investors. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.
Government Securities Risk.
The Reinsurance Interval Fund may invest directly or indirectly in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates, and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Reinsurance Interval Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.
The U.S. Treasury Department placed Fannie Mae and Freddie Mac into conservatorship in September 2008. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will continue to support these or other government-sponsored entities in the future. Further, the benefits of any such government support may extend only to the holders of certain classes of an issuer’s securities.
Focused Investment Risk.
Issuers of event-linked bonds and other reinsurance-related securities are generally classified as belonging to the financial services sector; however, the Reinsurance Interval Fund has no current intention to invest in banks or other issuers that may be commonly considered in the financial services sector. As a result of this categorization of reinsurance-related securities, the Reinsurance Interval Fund may be subject to the risks of such focused investing. The industries within the financial services sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Non-U.S. financial services companies, including insurance companies, may be subject to different levels of regulation than that to which similar companies operating in the U.S. are subject. Similarly, to the extent the Reinsurance Interval Fund has exposure to a significant extent in investments tied economically to a specific geographic region, country or a particular market, it will have more exposure to regional and country economic risks than it would if it had more geographically diverse investments.

Cash Management Risk.
The value of the investments held by the Fund and the Reinsurance Interval Fund for cash management or temporary defensive purposes may be affected by changing interest rates and by changes in credit ratings of the investments. To the extent that the Fund or the Reinsurance Interval Fund has any uninvested cash, the Fund or the Reinsurance Interval Fund will be subject to risk with respect to the depository institution holding the cash. To the extent the Fund or the Reinsurance Interval Fund makes temporary or defensive investments in cash or cash equivalents, it might not achieve its investment objective.
Securities Lending Risk.
As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities in a timely manner or at all, or fails financially. These delays and costs could be greater with respect to foreign securities. The Reinsurance Interval Fund may pay lending fees to the party arranging the Reinsurance Interval Fund’s securities loans. Securities lending collateral may be invested in liquid, short-term investments, such as money market funds, managed by third-party advisers or banks. The Reinsurance Interval Fund bears the risk of investments made with the cash collateral received by the Reinsurance Interval Fund in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although the Reinsurance Interval Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.
Investing in Other Investment Companies Risk.
Investing in other investment companies subjects the Reinsurance Interval Fund to the risks of investing in the underlying securities or assets held by those investment companies. When investing in another investment company, the Reinsurance Interval Fund will bear a pro rata portion of the underlying fund’s expenses, in addition to the Reinsurance Interval Fund’s own expenses. Similarly, since the Fund is invested in the Reinsurance Interval Fund, it is subject to the risk of investing in the underlying securities or assets held by the Reinsurance Interval Fund, and as described above under “
Fund Expenses
,” the Fund bears its pro rata portion of the Reinsurance Interval Fund’s fees and expenses.
Repurchase Offers Risk.
As described under “Periodic Repurchase Offers” and “Periodic Repurchase Offers of the Reinsurance Interval Fund” below, each of the Fund and the Reinsurance Interval Fund is an “interval fund.” In order to provide liquidity to shareholders, the Reinsurance Interval Fund, subject to applicable law, conducts quarterly repurchase offers of the Reinsurance Interval Fund’s outstanding shares at NAV, subject to approval of the board of trustees of the Reinsurance Interval Fund. In all cases such repurchase offers will be for at least 5% and not more than 25%, of the Reinsurance Interval Fund’s outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund will make a repurchase offer twelve months after commencement of investment operations and quarterly thereafter, in the manner described above, pursuant to Rule 23c-3. Each of the Fund and the Reinsurance Interval Fund believes that these repurchase offers are generally beneficial to shareholders and repurchases generally are or, in the case of the Fund, will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund or the Reinsurance Interval Fund to be fully invested or may force the Fund or the Reinsurance Interval Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund or the Reinsurance Interval Fund’s investment performance. Moreover, diminution in the size of the Reinsurance Interval Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Reinsurance Interval Fund to participate in new investment opportunities or to achieve its investment objective. Similarly, a diminution in the size of the Fund through repurchases may result in the need to dispose of Reinsurance Interval Fund shares at a disadvantageous time or may limit the ability of the Fund to invest fully in the Reinsurance Interval Fund or to achieve its investment objective. If the Fund or the Reinsurance Interval Fund employed investment leverage, repurchases would compound the adverse effects of leverage in a declining market. In addition, if the Fund or the Reinsurance Interval Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender, by increasing the expenses of the Fund or the Reinsurance Interval Fund, as the case may be, and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund or the Reinsurance Interval Fund, as the case may be, will effect repurchases on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund and the Fund may be unable to liquidate all or a given percentage of its investment in the Reinsurance Interval Fund at NAV during a particular repurchase offer. Some shareholders of the Fund, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. Similarly, the Fund may tender more shares of the Reinsurance Interval Fund in order to meet its own repurchase requests and thereby cause the Reinsurance Interval Fund’s repurchase offers to be oversubscribed. A shareholder in the Fund, and the Fund, as a shareholder in the Reinsurance Interval Fund, may be subject to market and other risks, as the NAV of shares of the Reinsurance Interval Fund or the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tenders is determined. In addition, repurchases may be taxable events to shareholders in the Fund or to the Fund as a shareholder in the Reinsurance Interval Fund.
Expense Risk.
The actual expenses born by the Fund are impossible to predict and there can be no assurance that an expense limitation agreement will always be in place. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. The Fund’s expense limitation agreement, which, with respect to the Fund’s “Other Expenses,” generally remains in effect for a period of one year, mitigates this risk. However, there is no assurance that the Adviser will renew such expense limitation agreement from year-to-year.
The Reinsurance Interval Fund may invest in exchange-traded funds or other pooled investment vehicles. As an investor in a pooled investment vehicle, the Reinsurance Interval Fund would be subject to its ratable share of that pooled investment vehicle’s expenses, including its advisory and administration expenses.
Reporting Requirements.
Shareholders who beneficially own Shares that constitute more than 5% of the Fund’s Shares may be subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These may include requirements to file certain reports with the Commission. The Fund has no obligation to file such reports on behalf of such shareholders or to notify shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisors.
Anti-Takeover Provisions.
The Fund’s Amended and Restated Agreement and Declaration of Trust and the Reinsurance Interval Fund’s Amended and Restated Agreement and Declaration of Trust, together with any amendments thereto, include provisions that could limit the ability of other entities or persons to acquire control of the Fund or the Reinsurance Interval Fund, as the case may be, or to convert the Fund or the Reinsurance Interval Fund, as applicable, to open-end status.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Preemptive and Other Rights [Text Block]		All Shares have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation. Shares are, when issued, fully paid and non-assessable by the Fund and have no pre-emptive or conversion rights or rights to cumulative voting.
Outstanding Securities [Table Text Block]
As of January 31, 2024, the following amount of Shares of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Common Shares of Beneficial Interest	Unlimited	0	10,000

ReinsuranceRelated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinsurance-Related Securities Risk
. The principal risk of an investment in a reinsurance-related security is that a triggering event(s) (e.g
.
, (i) natural events, such as a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area; or (ii) non-natural events, such as large aviation disasters) will occur, and as a result, the Reinsurance Interval Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the portfolio of the Reinsurance Interval Fund, the Reinsurance Interval Fund could suffer substantial losses and an investor, such as the Fund, will lose money. A majority of the Reinsurance Interval Fund’s assets will be invested directly or indirectly in reinsurance-related securities tied to natural events and/or non-natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, reinsurance-related securities carry a high degree of risk.

Quota Share Notes and ILW Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Quota Share Notes and ILW Notes.
The Reinsurance Interval Fund will gain exposure (directly or indirectly) to reinsurance contracts through Quota Share Notes and may gain exposure to reinsurance contracts through ILW

Notes. These securities are subject to the same risks discussed herein for event-linked or catastrophe bonds. In addition, because Quota Share Notes and ILW Notes represent an interest, either proportional or non-proportional, in one or more underlying reinsurance contracts, the Reinsurance Interval Fund has limited transparency into the individual underlying contract(s) and, therefore, must rely upon the risk assessment and sound underwriting practices of the sponsor. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Reinsurance Interval Fund’s investment in Quota Share Notes and ILW Notes, which will place the Reinsurance Interval Fund’s assets at greater risk of loss than if the Adviser had more complete information. The lack of transparency may also make the valuation of Quota Share Notes and ILW Notes more difficult and potentially result in mispricing that could result in losses to the Reinsurance Interval Fund. See “
Illiquidity and Restricted Securities Risk
” and “
Valuation Risk
” below. In Quota Share Notes trades and ILW Notes trades the Reinsurance Interval Fund cannot lose more than the amount invested.

EventLinked Bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Event-Linked Bonds.
Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Reinsurance Interval Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Such losses may be substantial. Because catastrophe bonds cover “catastrophic” events that, if they occur, will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high-yield” or “junk bonds.” The rating, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Reinsurance Interval Fund.

Catastrophe bonds are also subject to extension risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Catastrophe bonds are also subject to extension risk. The sponsor of such an investment might have the right to extend the maturity of the bond or note to verify that the trigger event did occur or to process and audit insurance claims. The typical duration of mandatory and optional extensions of maturity for reinsurance-related securities currently is between three months to two years. In certain circumstances, the extension may exceed two years. An extension to verify the potential occurrence of a trigger event will reduce the value of the bond or note due to the uncertainty of the occurrence of the trigger event and will hinder the Reinsurance Interval Fund’s ability to sell the bond or note. Even if it is determined that the trigger event did not occur, such an extension will delay the Reinsurance Interval Fund’s receipt of the bond’s or note’s principal and prevent the reinvestment of such proceeds in other, potentially higher yielding securities.

RiskModeling Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk-Modeling Risk.
The Adviser, in selecting investments for the Reinsurance Interval Fund, will generally consider risk models created by independent third parties, the sponsor of a reinsurance-related security or a broker. The Adviser may also consider its own risk models based on comparable prior transactions, quantitative analysis, and industry knowledge. Risk models are designed to assist investors, governments, and businesses understand the potential impact of a wide variety of catastrophic events and allow such parties to analyze the probability of loss in regions with the highest exposure. The Adviser will use the output of the risk models before and after investment to assist the Adviser in assessing the risk of a particular reinsurance-related security or a group of such securities. Risk models are created using historical, scientific and other related data, and they may use quantitative methods. Because such risk models are based in part upon historical data and averages, there is no guarantee that such information will accurately predict the future occurrence, location or severity of any particular catastrophic event and thus may fail to accurately calculate the probability of a trigger event and may underestimate the likelihood of a trigger event. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. In addition, any errors or imperfections in a risk model (quantitative or otherwise), analyses, the data on which they are based or any technical issues with the construction of the models (including, for example, data problems and/or software or other implementation issues) could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Reinsurance Interval Fund’s performance. Risk models are used by the Adviser as one input in its risk analysis process for Reinsurance Interval Fund investments. There can be no assurance that these methodologies will help the Reinsurance Interval Fund to achieve its investment objective.

Longevity and Mortality Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Longevity and Mortality Risk.
Longevity risk is the risk that members of a reference population will live longer, on average, than anticipated. Mortality risk is the risk that members of a reference population will live shorter, on average, than anticipated. Such risks are among the most significant faced by life insurers, annuity providers and pension funds because changes in longevity or mortality rates can significantly affect the liabilities and cash needs of those entities. Longevity bonds and mortality bonds purchased by the Reinsurance Interval Fund involve the risk that the Adviser may incorrectly predict the actual level of longevity or mortality, as applicable, for the reference population of people, and the Reinsurance Interval Fund will lose all or a portion of the amount of its investment in the bond. With respect to mortality bonds held by the Reinsurance Interval Fund, there is also the risk that an epidemic or other catastrophic event could strike the reference population, resulting in mortality rates exceeding expectations and in the Fund losing all or a portion of its investment in the bond.

Illiquidity and Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity and Restricted Securities Risk.
To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund and the Reinsurance Interval Fund may invest without limitation in illiquid investments. Illiquidity risk is the risk that the investments held by the Reinsurance Interval Fund may be difficult or impossible to sell at the time that the Reinsurance Interval Fund would like without significantly changing the market value of the investment. As a relatively new type of financial instrument, there is limited trading history for reinsurance-related securities, even for those securities deemed to be liquid. There can be no assurance that a liquid market for the Reinsurance Interval Fund’s investments will be maintained. At any given time, the Reinsurance Interval Fund’s portfolio may be substantially illiquid.
The Reinsurance Interval Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Reinsurance Interval Fund. The Reinsurance Interval Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Reinsurance Interval Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Reinsurance Interval Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Reinsurance Interval Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Reinsurance Interval Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. As an investor in the Reinsurance Interval Fund, the Fund will also be subject to some of these risks, because its ability to participate in the Reinsurance Interval Fund’s repurchase offers and the extent of its participation will be limited by the timing of those repurchase offers and the percentage of outstanding shares the Reinsurance Interval Fund repurchases in any given quarter.
Certain of the instruments in which the Reinsurance Interval Fund may invest are subject to restrictions on resale by the federal securities laws or otherwise, such as securities offered privately pursuant to Section 4(a)(2) of the 1933 Act and securities issued pursuant to Rule 144A under the 1933 Act. While certain restricted securities may, notwithstanding their limitations on resale, be treated as liquid if the Adviser determines, pursuant to the applicable procedures, that such treatment is warranted, there can be no guarantee that any such determination will continue. Restricted securities previously determined to be liquid may subsequently become illiquid while held by the Reinsurance Interval Fund. Even if such restricted securities are not deemed to be illiquid, they may nevertheless be difficult to value and the Reinsurance Interval Fund may be required to hold restricted securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Reinsurance Interval Fund has valued such securities, and the Reinsurance Interval Fund may incur additional expense when disposing of restricted securities, including costs to register the sale of the securities. This may result in losses to the Reinsurance Interval Fund and investors, including the Fund.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
. The Reinsurance Interval Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Reinsurance Interval Fund invests are priced incorrectly, due to factors such as incomplete data, market instability, or human error. In addition, pricing of reinsurance-related securities is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur. Even after a natural disaster or other triggering event occurs, the pricing of reinsurance-related securities is subject to uncertainty for a period of time until event parameters, ultimate loss amounts and other factors are finalized and communicated to the Reinsurance Interval Fund. The Reinsurance Interval Fund’s investments in reinsurance-related securities for which market quotations are not available will be valued pursuant to procedures adopted by the board of trustees of the Reinsurance Interval Fund. Even for reinsurance-related securities for which market quotations are generally readily available, upon the occurrence or possible occurrence of a trigger event, and until the completion of the settlement and auditing of applicable loss claims, the Reinsurance Interval Fund’s investment in a reinsurance-related security may be priced using fair value methods. The majority of the Reinsurance Interval Fund’s reinsurance-related securities are priced using fair value methods. Portfolio securities that are valued using techniques other than market quotations, including fair valued securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. For a description of the Reinsurance Interval Fund’s valuation procedures, see “
Determination of Net Asset Value
” below. There is no assurance that the Reinsurance Interval Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Reinsurance Interval Fund would incur a loss because a portfolio security is sold at a discount to its established value. If securities are mispriced, shareholders could lose money upon sale in connection with a periodic repurchase offer or could pay too much for shares of the Reinsurance Interval Fund purchased. Because the value of the Fund’s Shares is based on the value of the Reinsurance Interval Fund’s shares, the Fund, and its shareholders, will also be exposed to this risk.

Moral Hazard Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Moral Hazard Risk
. Reinsurance-related securities are generally subject to one or more types of triggers, including so-called “indemnity-triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance). Reinsurance-related securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such reinsurance-related securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Reinsurance Interval Fund. For example, if an event-linked bond issued will be triggered at $500 million in losses to the sponsor, once that trigger is hit (i.e
.
, the sponsor experiences $500 million in losses under the contracts it has written), the bond purchaser will lose all or a portion of its principal invested (plus any additional interest). In this situation, the ceding sponsor has an incentive to pay the claims more generously when the loss amount is near the trigger amount set in the bond (i.e
.
, to claim $500 million in losses, when perhaps it could be argued that actual losses were $499.9 million). Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached. In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims.

Limited Availability and Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Availability and Reinvestment Risk
. Investments in reinsurance-related securities may be limited, which may limit the amount of assets the Reinsurance Interval Fund may be able to invest in reinsurance-related securities. The limited availability of reinsurance-related securities may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets the Reinsurance Interval Fund’s investment objective and lack of availability of reinsurance-related securities in the secondary market. Original issuances of event-linked bonds (and in particular hurricane-related catastrophe bonds) may be concentrated in the first two calendar quarters of each year while original issuances of Quota Share Notes may be concentrated in particular reinsurance renewal months (January, and to a lesser extent, April, June, and July). Thereafter, the availability of reinsurance-related securities is subject to natural fluctuations in the secondary market. Therefore, if reinsurance-related securities held by the Reinsurance Interval Fund mature or if the Reinsurance Interval Fund must sell securities to meet repurchase requests, the Reinsurance Interval Fund may be required to hold more cash than it normally would until reinsurance-related securities meeting the Reinsurance Interval Fund’s investment objective become available. Due to the potentially limited availability of additional reinsurance-related securities, the Reinsurance Interval Fund may be forced to reinvest in securities that are lower yielding or less desirable than the securities the Reinsurance Interval Fund sold. This is known as reinvestment risk, and may reduce the overall return on its portfolio securities and, in turn, those of the Fund.

Investments in NonVoting Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Non-Voting Securities Risk
. If the reinsurance-related securities in which the Reinsurance Interval Fund invests carry voting rights, the Reinsurance Interval Fund ordinarily will limit such investments to 5% or less of the issuing SPV’s outstanding voting securities. However, to enable the Reinsurance Interval Fund to invest more of its assets in certain SPVs deemed attractive by the Adviser, the Reinsurance Interval Fund may also contractually forego its right to vote securities or may purchase non-voting securities of such SPVs. If the Reinsurance Interval Fund does not limit its voting rights and is deemed an “affiliate” of the SPV, the ability of the Reinsurance Interval Fund to make future investments in the SPV or to engage in other transactions would be severely limited by the requirements of the 1940 Act. Such limitations may interfere with portfolio management of the Reinsurance Interval Fund, which may adversely impact the Reinsurance Interval Fund’s performance.
For various reasons, the Reinsurance Interval Fund may hold some or all of its interest in an SPV in non-voting form. One reason for this is to avoid an SPV being deemed an “affiliated person” of the Reinsurance Interval Fund for purposes of the 1940 Act. Accordingly, the Reinsurance Interval Fund may agree to waive irrevocably any right that the Reinsurance Interval Fund may have to vote securities in amounts in excess of 4.99% of an SPV’s outstanding voting securities. The general policy to waive voting rights has been reviewed by the board of trustees of the Reinsurance Interval Fund. The waiver of the Reinsurance Interval Fund’s voting rights does not facilitate investments in an SPV by the Adviser or other clients of the Adviser, either as a practical or a legal matter, and is not intended to confer any benefit on such entities. Interests in a particular SPV, even without voting rights, are selected based on the investment merits of those interests consistent with the fiduciary duties of both the Adviser and the board of trustees of the Reinsurance Interval Fund, and generally reflect the judgment of the Adviser that such investments are an attractive and appropriate opportunity for the Reinsurance Interval Fund for any number of reasons.
To the extent the Reinsurance Interval Fund holds non-voting securities of an SPV or contractually foregoes its right to vote securities of an SPV, it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors in the SPV, including matters that could adversely affect the Reinsurance Interval Fund’s investment in the SPV. This restriction could diminish the influence of the Reinsurance Interval Fund in an SPV and adversely affect its investment in the SPV, which could result in unpredictable and potentially adverse effects on shareholders. Moreover, there is a risk that a court or securities regulators could disregard the statutory definition of “affiliated person,” and still treat the SPV as an affiliated person of the Reinsurance Interval Fund for purposes of the 1940 Act.

Reinsurance Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinsurance Industry Risk
. The performance of reinsurance-related securities and the reinsurance industry itself are tied to the occurrence of various triggering events, including weather, natural disasters (hurricanes, earthquakes, etc.), non-natural large catastrophes and other specified events causing physical and/or economic loss. Triggering events are typically defined by three criteria: an event; a geographic area in which the event must occur; and a threshold of economic or physical loss (either actual or modeled) caused by the event, together with a method to measure such loss. Generally, the event is either a natural or non-natural peril of a kind that results in significant physical or economic loss. Natural perils include disasters such as hurricanes, earthquakes, windstorms, pandemics, epidemics, fires and floods. Non-natural perils include disasters resulting from human activity, such as commercial and industrial accidents or business interruptions. Major natural disasters in populated areas (such as in the cases of Hurricane Katrina in New Orleans in 2005, Superstorm Sandy in the New York City metropolitan area in 2012, Hurricane Irma in Florida and the Caribbean in 2017 and Hurricane Ian in Florida in 2022) or related to high-value insured property (such as plane crashes) can result in significant losses and investors in reinsurance-related securities tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Reinsurance Interval Fund invests in reinsurance-related securities for which a triggering event occurs, losses associated with such event will result in losses to the Reinsurance Interval Fund, and a series of major triggering events affecting a large portion of the reinsurance-related securities held by the Reinsurance Interval Fund will result in substantial losses to the Reinsurance Interval Fund. In addition, unexpected events such as natural disasters or terrorist attacks could lead to government intervention. Political, judicial and legal developments affecting the reinsurance industry could also create new and expanded theories of liability or regulatory or other requirements; such changes could have a material adverse effect on the Reinsurance Interval Fund.

Epidemic and Pandemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Epidemic and Pandemic Risk.
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. Such impacts present material uncertainty and risk with respect to the Fund’s investment performance and financial results. The impact of COVID-19 or any future public health crisis may also heighten the other risks disclosed in this prospectus.

FloatingRate Instrument Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Floating-Rate Instrument Risk.
Certain of the reinsurance-related securities in which the Reinsurance Interval Fund directly or indirectly invests are variable rate, or floating-rate, event-linked bonds. Floating-rate instruments and similar investments may be illiquid or less liquid than other investments. In addition, while the collateral securing most event-linked bonds in which the Reinsurance Interval Fund currently intends to invest is typically invested in low-risk investments, certain SPVs in which the Reinsurance Interval Fund invests may permit investment of collateral in higher risk, higher yielding investments. Thus, the value of collateral, if any, securing the Reinsurance Interval Fund’s investments in event-linked bonds can decline or may be insufficient to meet the issuer’s obligations and the collateral, if repaid to the Reinsurance Interval Fund, may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.

BelowInvestmentGrade Securities and Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below-Investment-Grade Securities and Unrated Securities Risk.
The Reinsurance Interval Fund has exposure and may, without limitation, continue to have exposure to reinsurance-related securities that are rated below investment grade or that are unrated but are judged by the Adviser to be of comparable quality. Below-investment-grade debt securities, which are commonly called “junk bonds,” are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or have comparable ratings by another rating organization. Accordingly, certain of the Reinsurance Interval Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk bonds.”
The rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a triggering event will occur and result in a loss. The rating also reflects the reinsurance-related security’s credit risk and the model used to calculate the probability of the trigger event. The rating system for reinsurance-related securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops. There is no minimum rating on the instruments in which the Reinsurance Interval Fund may invest. Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation and Risk Management Solutions, Inc. The Adviser may also rely on reports from one or more of these modeling firms as part of its investment process or may create its own internal risk model for this purpose. Different methodologies are used to evaluate the probability of various types of pre-defined trigger events. If the reports used by the rating agency are flawed, it may cause a rating agency to assign a rating to a reinsurance-related security that is not justified. Therefore, to the extent the Adviser relies on rating agency ratings to select securities for the Reinsurance Interval Fund, the Reinsurance Interval Fund may be exposed to greater risks. Additionally, because there are few major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified. In addition, such investments may be subject to greater risks than other investments, including greater levels of risk related to changes in interest rates, credit risk (including a greater risk of default), and illiquidity risk. Below-investment-grade investments or unrated investments judged by the Adviser to be of comparable quality may be more susceptible to real or perceived adverse economic and competitive industry or business conditions than higher-grade investments. Yields on below-investment-grade investments will fluctuate and may, therefore, cause the Reinsurance Interval Fund’s value to be more volatile. Certain investments of the Reinsurance Interval Fund may be downgraded to below-investment-grade status (or may be judged by the Adviser to be of comparable quality) after the Reinsurance Interval Fund purchases them.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk.
The Fund and the Reinsurance Interval Fund may obtain financing to meet repurchase requests, to make investments in reinsurance-related securities, and to address cash flow timing mismatches. Therefore, the Fund and the Reinsurance Interval Fund are subject to leverage risk. The Fund’s and the Reinsurance Interval Fund’s borrowings may be on a secured or unsecured basis and at fixed or variable rates of interest. Leverage magnifies the Reinsurance Interval Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Reinsurance Interval Fund would otherwise have and may be considered a speculative technique. This risk is enhanced for the Reinsurance Interval Fund because it invests substantially all its assets in reinsurance-related securities. Reinsurance-related securities can quickly lose all or much of their value if a triggering event occurs. Thus, to the extent assets subject to a triggering event are leveraged, the losses could substantially outweigh the Reinsurance Interval Fund’s investment and result in significant losses to the Reinsurance Interval Fund. The value of an investment in the Reinsurance Interval Fund will be more volatile and other risks tend to be compounded if and to the extent the Reinsurance Interval Fund borrows or uses derivatives or other investments that have embedded leverage.
The Fund’s and the Reinsurance Interval Fund’s ability to obtain leverage through borrowings is dependent on the Fund’s and the Reinsurance Interval Fund’s ability to establish and maintain an appropriate line of credit or other borrowing facility. Borrowing gives rise to interest expense and may require the Fund and the Reinsurance Interval Fund to pay other fees. Unless the rate of return, net of applicable Reinsurance Interval Fund expenses, on the Reinsurance Interval Fund’s investments exceeds the costs to the Reinsurance Interval Fund of the leverage it utilizes, the investment of the Reinsurance Interval Fund’s net assets attributable to leverage will generate less income than will be needed to pay the costs of the leverage to the Reinsurance Interval Fund, resulting in a loss to the Fund and the Reinsurance Interval Fund, even if the rate of return on those assets is positive. To the extent the Fund or the Reinsurance Interval Fund are able to secure financing, fluctuations in interest rates could increase the costs associated with the Fund’s or the Reinsurance Interval Fund’s use of certain forms of leverage, and such costs could reduce the Fund’s or the Reinsurance Interval Fund’s return.
In addition to any more stringent terms imposed by a lender, the 1940 Act requires a closed-end fund to maintain asset coverage of not less than 300% of the value of the outstanding amount of senior securities representing indebtedness (as defined in the 1940 Act) at the time that it issues senior securities and generally requires a closed-end fund to make provision to prohibit the declaration of any dividend (except a dividend payable in stock of the fund) or distribution on the fund’s stock or the repurchase of any of the fund’s stock, unless, at the time of the declaration or repurchase, there is asset coverage of at least 300% after deducting the amount of the dividend, distribution or purchase price, as the case may be. To satisfy 1940 Act requirements in connection with leverage or to meet obligations, the Fund or the Reinsurance Interval Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Engaging in such transactions may cause the Reinsurance Interval Fund or the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations. There can be no assurance that the Fund’s or the Reinsurance Interval Fund’s use of leverage will be successful.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk.
The Reinsurance Interval Fund may invest directly or indirectly in a variety of derivatives, including options, futures contracts and swaps. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. The Reinsurance Interval Fund may invest in derivatives for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Reinsurance Interval Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Reinsurance Interval Fund’s strategy.
The Reinsurance Interval Fund may be required to provide more margin for its derivatives investments during periods of market disruptions or stress.
Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk and counterparty risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Reinsurance Interval Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Reinsurance Interval Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Reinsurance Interval Fund’s NAV.
The Reinsurance Interval Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce the Reinsurance Interval Fund’s risk exposures, potentially resulting in losses for the Reinsurance Interval Fund and, in turn, the Fund.
Many derivatives have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position). Derivatives in which the Fund may invest (e.g., options, futures and swaps) may have embedded leverage, depending on their specific terms. As a result, adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “
Borrowing and Leverage Risk
” above.
The Reinsurance Interval Fund’s use of derivatives may be subject to special tax rules, which are in some cases uncertain under current law and could affect the amount, timing and character of distributions to shareholders. See “
Distributions and Federal Income Tax Matters
” below.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk.
The Reinsurance Interval Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. Events that affect the ability of the Reinsurance Interval Fund’s counterparties to comply with the terms of the derivative contracts may have an adverse effect on the Reinsurance Interval Fund. If the counterparty defaults, the Reinsurance Interval Fund will still have contractual remedies but may not be able to enforce them. In addition, in the event of a counterparty bankruptcy, the Reinsurance Interval Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract, including the return of any collateral that has been provided to the counterparty. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms differently than the Reinsurance Interval Fund and, if it does, the Reinsurance Interval Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Reinsurance Interval Fund, therefore, may be unable to obtain payments the Adviser believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Reinsurance Interval Fund has incurred the costs of litigation.
The Reinsurance Interval Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., certain foreign currency forwards), (ii) require counterparty to post collateral but do not provide for the Reinsurance Interval Fund’s security interest in it to be perfected, (iii) require the Reinsurance Interval Fund to post significant upfront collateral unrelated to the derivative’s fundamental fair (or intrinsic value) or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by a perfected security interest in collateral, the Reinsurance Interval Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults because it is essentially an unsecured creditor of the counterparty. Even when derivatives are required by regulation and/or contract to be collateralized, the Reinsurance Interval Fund may not receive the collateral for one or more days after the collateral is required to be posted by the counterparty. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Reinsurance Interval Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, the United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Reinsurance Interval Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).
Counterparty risk is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Reinsurance Interval Fund has concentrated its transactions with a single or small group of counterparties. For example, the creditworthiness of a counterparty may be adversely affected by larger than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. The Adviser evaluates the creditworthiness of the counterparties to the Reinsurance Interval Fund’s transactions or their guarantors at the time the Reinsurance Interval Fund enters into a transaction; however, the Reinsurance Interval Fund is not restricted from dealing with any particular counterparty or from concentrating any or all transactions with one counterparty. In the absence of a regulated market to facilitate settlement, the potential for losses by the Reinsurance Interval Fund may be increased. In addition, counterparties to derivatives contracts may have the right to terminate such contracts in certain circumstances (or in some cases, at any time for any reason), including if the Reinsurance Interval Fund’s NAV declines below a certain level over a specified period of time. The exercise of such a right by the counterparty could have a material adverse effect on the Reinsurance Interval Fund’s operations and the Reinsurance Interval Fund’s ability to achieve its investment objective.
The Reinsurance Interval Fund may also be exposed to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. Because the contract for each OTC derivative transaction is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Reinsurance Interval Fund, and if it does, the Reinsurance Interval Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Reinsurance Interval Fund, therefore, may be unable to obtain payments the Adviser believes are owed to the Reinsurance Interval Fund under derivative instruments or those payments may be delayed or made only after the Reinsurance Interval Fund has incurred the cost of litigation.
The Reinsurance Interval Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Reinsurance Interval Fund.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options Risk.
A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.
The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The ability to trade in or exercise options may be restricted, including in the event that trading in the underlying reference becomes restricted. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options are generally established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options can be less liquid than exchange-traded options and generally involve greater counterparty credit risk than exchange traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. Typically, an OTC option can be closed only with the consent of the other party to the contract. The Reinsurance Interval Fund may close out a written exchange-traded option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Reinsurance Interval Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or clearinghouse may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist.

Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swaps Risk
. The use of swaps involves investment techniques and risks that are different from those associated with portfolio security transactions. These instruments are typically not traded on exchanges and, in such cases, are subject to the risks associated with OTC derivatives generally. Transactions in some types of swaps (generally not including equity swaps) are required to be centrally cleared (“cleared swaps”) and other swap transactions may be centrally cleared on a voluntary basis. For OTC swaps, there is a risk that the other party will not perform its obligations to the Reinsurance Interval Fund or that the Reinsurance Interval Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position when it wishes to do so. Such occurrences could result in losses to the Reinsurance Interval Fund.
The Reinsurance Interval Fund may obtain event-linked exposure by investing directly or indirectly in, among other things, event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies. Trigger events include hurricanes, earthquakes, weather-related phenomena and other criteria determined by independent parties. If a trigger event(s) occurs, the Reinsurance Interval Fund may lose the swap’s notional amount. As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in reinsurance-related securities, including risks associated with the counterparty and leverage. See “
Risk Considerations — Borrowing and Leverage
” above.

Regulation of Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation of Derivatives.
As described in this Derivatives Risk section and elsewhere in this prospectus, government regulation in the U.S. and various other jurisdictions of various types of derivative instruments may restrict the Reinsurance Interval Fund’s ability to engage in, or increase the cost to the Reinsurance Interval Fund of derivative transactions, for example, by making some types of derivatives no longer available to the Reinsurance Interval Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. Rule 18f-4 provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Funds that use derivatives to a limited extent, such as the Reinsurance Interval Fund, are generally required by Rule 18f-4 to adopt policies and procedures reasonably designed to manage the fund’s derivatives risk. To the extent the Reinsurance Interval Fund uses derivatives, it will comply with the relevant requirements of Rule 18f-4. Rule 18f-4 restricts the Reinsurance Interval Fund’s ability to engage in certain derivatives transactions, which could adversely affect the value or performance of the Reinsurance Interval Fund and therefore, the Fund.

Credits Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk.
The reinsurance-related securities in which the Reinsurance Interval Fund invests directly or indirectly will be subject to credit risk. The principal invested in many reinsurance-related securities is held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV. In these cases, typically, the collateral account is invested in high quality U.S. government securities (i.e., U.S. Treasury bonds). However, in certain reinsurance-related securities, the collateral account may be invested in high yielding, higher risk securities, which may include securities issued by entities managed by the Adviser. Collateral will generally be invested in accordance with the terms of the SPV and overseen by a collateral manager appointed by the SPV; therefore, the Reinsurance Interval Fund is dependent upon the manager to invest the collateral account proceeds appropriately. A small portion of the reinsurance-related securities in which the Reinsurance Interval Fund invests may, in lieu of such collateral account arrangements, provide for the collateral to be held by the reinsurer. When a collateral account is invested in higher yielding, higher risk securities or when the collateral is held directly by the reinsurer, the Reinsurance Interval Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral. Such non-payments and defaults may reduce the income to the Reinsurance Interval Fund and negatively impact the value of Reinsurance Interval Fund shares and, in turn, the Fund’s Shares.

Foreign Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investing Risk.
The Reinsurance Interval Fund may invest directly or indirectly in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Reinsurance Interval Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Reinsurance Interval Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Reinsurance Interval Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example, due to less stringent underwriting and/or risk-retention requirements. The Reinsurance Interval Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes and ILW Notes that provide the Reinsurance Interval Fund with contractual rights under the terms of the issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Reinsurance Interval Fund’s investments in foreign securities. See “
Currency Risk
” below. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Reinsurance Interval Fund’s assets.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk.
The Fund’s Shares and the shares of the Reinsurance Interval Fund are priced in U.S. dollars and the distributions paid by the Reinsurance Interval Fund, and expected to be paid by the Fund, are paid in U.S. dollars, and it is expected that a substantial portion of the Reinsurance Interval Fund’s investments in reinsurance-related securities will be U.S. dollar denominated investments. However, a portion of the Reinsurance Interval Fund’s assets may be denominated in foreign (non-U.S.) currencies and income received by the Reinsurance Interval Fund from a portion of its investments may be paid in foreign currencies, and to the extent the Reinsurance Interval Fund invests in non-U.S. dollar denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. Currency risk also includes the risk that a currency to which the Reinsurance Interval Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Reinsurance Interval Fund may realize a loss both on the hedging instrument and on the currency being hedged. There can be no assurances or guarantees that any efforts the Reinsurance Interval Fund makes to hedge exposure to foreign exchange rate risks that arise as a result of its investments will successfully hedge against such risks or that adequate hedging arrangements will be available on an economically viable basis, and in some cases, hedging arrangements may result in additional costs being incurred or losses being greater than if hedging had not been used. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leverage risk in addition to currency risk.
Some countries have and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. For example, a foreign government may unilaterally devalue its currency against other currencies, which typically would have the effect of reducing the U.S. dollar value of investments denominated in that currency. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit the Reinsurance Interval Fund’s ability to repatriate both investment capital and income, which could undermine the value and liquidity of the Reinsurance Interval Fund’s portfolio holdings and potentially place the Reinsurance Interval Fund’s assets at risk of total loss. As a result, if the exchange rate for any such currency declines after the Reinsurance Interval Fund’s income has been earned and converted into U.S. dollars but before payment to shareholders, the Reinsurance Interval Fund could be required to liquidate portfolio investments to make such distributions. Similarly, if the Reinsurance Interval Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Reinsurance Interval Fund would have to convert a greater amount to U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Reinsurance Interval Fund incurred the expense.

Equity Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Investing Risk.
The Reinsurance Interval Fund may at times invest directly or indirectly in equity securities, which may be publicly or privately offered. The equity securities in which the Reinsurance Interval Fund invests may be more volatile than the equity markets as a whole. Equity investing risk is the risk that the value of equity instruments to which the Reinsurance Interval Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate; and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. Equities to which the Reinsurance Interval Fund will be exposed are structurally subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and, therefore, will be subject to greater dividend risk than debt instruments of such issuers. Finally, the prices of equities are also sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk.
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, preferred securities generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may also be sensitive to changes in interest rates. When interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of preferred stocks to decline. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk.
By investing through a Subsidiary, the Reinsurance Interval Fund is exposed to the risks associated with the Subsidiary’s investments. Subsidiaries are not registered as investment companies under the 1940 Act and are not subject to all of the investor protections of the 1940 Act, although each Subsidiary is managed pursuant to the compliance policies and procedures of the Reinsurance Interval Fund applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Reinsurance Interval Fund and/or a Subsidiary to operate as described in this prospectus and could adversely affect the Reinsurance Interval Fund, and, therefore, the Fund.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk.
The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries. For example, the financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities, and current market factors such as military conflicts abroad, global supply chain issues and inflation could negatively impact Fund performance.

Management and Operational Risk CyberSecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management and Operational Risk; Cyber-Security Risk.
The Fund and the Reinsurance Interval Fund are subject to management risk because they rely on the Adviser’s ability to achieve their investment objective. The Reinsurance Interval Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Reinsurance Interval Fund and, in turn, the Fund, to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser, may choose to hedge or not to hedge positions at disadvantageous times and may fail to use derivatives effectively.
Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Reinsurance Interval Fund’s and, in turn, the Fund’s, performance. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security.
The Fund and the Reinsurance Interval Fund also are subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions, and failures affecting, or by, a service provider. For example, trading delays or errors (both human and systematic) could prevent the Reinsurance Interval Fund and, in turn, the Fund, from benefiting from potential investment gains or avoiding losses.
The Fund and the Reinsurance Interval Fund and their service providers’ use of internet, technology and information systems may expose the Fund and the Reinsurance Interval Fund to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund and Reinsurance Interval Fund assets, or cause the Fund and the Reinsurance Interval Fund or their service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile devices and cloud-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Fund or the Reinsurance Interval Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber attacks against, or security breakdowns of, the Fund, the Reinsurance Interval Fund, the Adviser, or the custodian, transfer agent, or other third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect the Fund’s or the Reinsurance Interval Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of the Fund’s or the Reinsurance Interval Fund’s assets, and subject the Fund or the Reinsurance Interval Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Similar types of cyber-security risks are also present for issuers of securities in which the Reinsurance Interval Fund invests or such issuer’s counterparties, which could result in material adverse consequences for such issuers or market participants, and could cause the Reinsurance Interval Fund’s investment in such securities to lose value. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser, the Fund or the Reinsurance Interval Fund, each of whom could be negatively impacted as a result.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk.
The Fund and the Reinsurance Interval Fund each currently intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, the Fund or the Reinsurance Interval Fund, as the case may be, must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. If the Reinsurance Interval Fund were to fail to qualify as a RIC, then, absent a cure of such failure (which might not be available), the Fund would itself fail to qualify for treatment as a RIC.
The Reinsurance Interval Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Reinsurance Interval Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Reinsurance Interval Fund’s and, therefore, the Fund’s ability to qualify for such treatment.
If, in any year, the Fund or the Reinsurance Interval Fund (and, as a result, the Fund) were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund or the Reinsurance Interval Fund (and, as a result, the Fund), as the case may be, would be treated as a “C corporation” under the Code and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividends.

Reorganization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reorganization Risk.
There is a risk that the Fund may not be able to complete any Reorganization on a tax-free basis. If the Reorganization is unable to be conducted as a tax-free transaction, the Board may proceed with the Reorganization as a taxable transaction or may consider other strategic alternatives.

Prepayment or Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment or Call Risk.
Many fixed income securities give the issuer the option to prepay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Reinsurance Interval Fund holds a fixed income security that can be prepaid or called prior to its maturity date, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Reinsurance Interval Fund also would be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was prepaid or called. In addition, if the Reinsurance Interval Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Reinsurance Interval Fund may lose the amount of the premium paid in the event of prepayment.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extension Risk.
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security.

QIB Qualification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
QIB Qualification Risk.
The event-linked bonds and Quota Share Notes in which the Reinsurance Interval Fund invests are only available to qualified institutional buyers (“QIBs”), as defined in Rule 144A under the 1933 Act. At any given time, the Reinsurance Interval Fund may not have sufficient assets to be deemed a QIB for purposes of Rule 144A, whether because investment losses or repurchases cause the Reinsurance Interval Fund’s assets to drop below the threshold amount or for other reasons. In the event the Reinsurance Interval Fund does not qualify as a QIB, it will not be able to purchase additional event-linked bonds or Quota Share Notes, which may prevent the Reinsurance Interval Fund from achieving its investment objective.

Subordinated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordinated Securities Risk.
Certain SPVs in which the Reinsurance Interval Fund invests may issue multiple tranches of interests to investors. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Securities Risk.
The Reinsurance Interval Fund may invest directly or indirectly in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates, and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Reinsurance Interval Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.
The U.S. Treasury Department placed Fannie Mae and Freddie Mac into conservatorship in September 2008. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will continue to support these or other government-sponsored entities in the future. Further, the benefits of any such government support may extend only to the holders of certain classes of an issuer’s securities.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk.
Issuers of event-linked bonds and other reinsurance-related securities are generally classified as belonging to the financial services sector; however, the Reinsurance Interval Fund has no current intention to invest in banks or other issuers that may be commonly considered in the financial services sector. As a result of this categorization of reinsurance-related securities, the Reinsurance Interval Fund may be subject to the risks of such focused investing. The industries within the financial services sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Non-U.S. financial services companies, including insurance companies, may be subject to different levels of regulation than that to which similar companies operating in the U.S. are subject. Similarly, to the extent the Reinsurance Interval Fund has exposure to a significant extent in investments tied economically to a specific geographic region, country or a particular market, it will have more exposure to regional and country economic risks than it would if it had more geographically diverse investments.

Cash Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cash Management Risk.
The value of the investments held by the Fund and the Reinsurance Interval Fund for cash management or temporary defensive purposes may be affected by changing interest rates and by changes in credit ratings of the investments. To the extent that the Fund or the Reinsurance Interval Fund has any uninvested cash, the Fund or the Reinsurance Interval Fund will be subject to risk with respect to the depository institution holding the cash. To the extent the Fund or the Reinsurance Interval Fund makes temporary or defensive investments in cash or cash equivalents, it might not achieve its investment objective.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk.
As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities in a timely manner or at all, or fails financially. These delays and costs could be greater with respect to foreign securities. The Reinsurance Interval Fund may pay lending fees to the party arranging the Reinsurance Interval Fund’s securities loans. Securities lending collateral may be invested in liquid, short-term investments, such as money market funds, managed by third-party advisers or banks. The Reinsurance Interval Fund bears the risk of investments made with the cash collateral received by the Reinsurance Interval Fund in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although the Reinsurance Interval Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Investing in Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in Other Investment Companies Risk.
Investing in other investment companies subjects the Reinsurance Interval Fund to the risks of investing in the underlying securities or assets held by those investment companies. When investing in another investment company, the Reinsurance Interval Fund will bear a pro rata portion of the underlying fund’s expenses, in addition to the Reinsurance Interval Fund’s own expenses. Similarly, since the Fund is invested in the Reinsurance Interval Fund, it is subject to the risk of investing in the underlying securities or assets held by the Reinsurance Interval Fund, and as described above under “
Fund Expenses
,” the Fund bears its pro rata portion of the Reinsurance Interval Fund’s fees and expenses.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk.
As described under “Periodic Repurchase Offers” and “Periodic Repurchase Offers of the Reinsurance Interval Fund” below, each of the Fund and the Reinsurance Interval Fund is an “interval fund.” In order to provide liquidity to shareholders, the Reinsurance Interval Fund, subject to applicable law, conducts quarterly repurchase offers of the Reinsurance Interval Fund’s outstanding shares at NAV, subject to approval of the board of trustees of the Reinsurance Interval Fund. In all cases such repurchase offers will be for at least 5% and not more than 25%, of the Reinsurance Interval Fund’s outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund will make a repurchase offer twelve months after commencement of investment operations and quarterly thereafter, in the manner described above, pursuant to Rule 23c-3. Each of the Fund and the Reinsurance Interval Fund believes that these repurchase offers are generally beneficial to shareholders and repurchases generally are or, in the case of the Fund, will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund or the Reinsurance Interval Fund to be fully invested or may force the Fund or the Reinsurance Interval Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund or the Reinsurance Interval Fund’s investment performance. Moreover, diminution in the size of the Reinsurance Interval Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Reinsurance Interval Fund to participate in new investment opportunities or to achieve its investment objective. Similarly, a diminution in the size of the Fund through repurchases may result in the need to dispose of Reinsurance Interval Fund shares at a disadvantageous time or may limit the ability of the Fund to invest fully in the Reinsurance Interval Fund or to achieve its investment objective. If the Fund or the Reinsurance Interval Fund employed investment leverage, repurchases would compound the adverse effects of leverage in a declining market. In addition, if the Fund or the Reinsurance Interval Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender, by increasing the expenses of the Fund or the Reinsurance Interval Fund, as the case may be, and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund or the Reinsurance Interval Fund, as the case may be, will effect repurchases on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund and the Fund may be unable to liquidate all or a given percentage of its investment in the Reinsurance Interval Fund at NAV during a particular repurchase offer. Some shareholders of the Fund, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. Similarly, the Fund may tender more shares of the Reinsurance Interval Fund in order to meet its own repurchase requests and thereby cause the Reinsurance Interval Fund’s repurchase offers to be oversubscribed. A shareholder in the Fund, and the Fund, as a shareholder in the Reinsurance Interval Fund, may be subject to market and other risks, as the NAV of shares of the Reinsurance Interval Fund or the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tenders is determined. In addition, repurchases may be taxable events to shareholders in the Fund or to the Fund as a shareholder in the Reinsurance Interval Fund.

Expense Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Expense Risk.
The actual expenses born by the Fund are impossible to predict and there can be no assurance that an expense limitation agreement will always be in place. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. The Fund’s expense limitation agreement, which, with respect to the Fund’s “Other Expenses,” generally remains in effect for a period of one year, mitigates this risk. However, there is no assurance that the Adviser will renew such expense limitation agreement from year-to-year.
The Reinsurance Interval Fund may invest in exchange-traded funds or other pooled investment vehicles. As an investor in a pooled investment vehicle, the Reinsurance Interval Fund would be subject to its ratable share of that pooled investment vehicle’s expenses, including its advisory and administration expenses.

Reporting Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reporting Requirements.
Shareholders who beneficially own Shares that constitute more than 5% of the Fund’s Shares may be subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These may include requirements to file certain reports with the Commission. The Fund has no obligation to file such reports on behalf of such shareholders or to notify shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisors.

AntiTakeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions.
The Fund’s Amended and Restated Agreement and Declaration of Trust and the Reinsurance Interval Fund’s Amended and Restated Agreement and Declaration of Trust, together with any amendments thereto, include provisions that could limit the ability of other entities or persons to acquire control of the Fund or the Reinsurance Interval Fund, as the case may be, or to convert the Fund or the Reinsurance Interval Fund, as applicable, to open-end status.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		ONE VANDERBILT AVENUE
Entity Address, Address Line Two		65TH FLOOR
Entity Address, City or Town		NEW YORK
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
Contact Personnel Name		STONE RIDGE TRUST IV
Common Share [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to the Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			10,000

[1]	The Fund does not currently charge a repurchase fee. However, the Fund may charge a repurchase fee of up to 2.00%, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase. The Reinsurance Interval Fund also may charge a repurchase fee of up to 2.00%, although it currently does not do so. The Reinsurance Interval Fund has determined not to charge such a repurchase fee to the Fund.
[2]	Amounts assume that the Fund sells $2 billion worth of Shares during the Fund’s first twelve months following commencement of investment operations, that the Fund’s net offering proceeds from such sales equal $2 billion and that the Fund’s average net assets during the period equal one-half of the net offering proceeds, or approximately $1 billion. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of Shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount over the first twelve months, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will sell $2 billion worth of Shares during the first twelve months following commencement of investment operations.
[3]	Only the Management Fee of the Reinsurance Interval Fund is shown. The Reinsurance Interval Fund pays the Adviser a Management Fee at the annual rate of 2.00% of the average daily net assets of the Reinsurance Interval Fund. Under the Fund’s Management Agreement, the Adviser is entitled to receive a management fee of 2.00% as payment for its services to the Fund; however, the Adviser has agreed to permanently waive all such management fees payable by the Fund with respect to assets invested in the Reinsurance Interval Fund pursuant to a contractual expense limitation agreement with the Fund. See footnote (8) below.
[4]	“Interest Payments on Borrowed Funds” reflects the borrowing costs of the Reinsurance Interval Fund.
[5]	A portion of the Distribution and/or Service Fees shown are payable by the Reinsurance Interval Fund but will be borne indirectly by investors in the Fund as a result of the Fund’s investment in the Reinsurance Interval Fund. Distribution and/or Service Fees payable by the Reinsurance Interval Fund include a 0.05% fee paid pursuant to a Distribution and Servicing Plan adopted by the Reinsurance Interval Fund, a 0.05% fee paid pursuant to a Services Agreement between the Reinsurance Interval Fund and the Adviser and 0.02% of intermediary fees borne by the Reinsurance Interval Fund, of which the Fund will indirectly pay its pro rata portion. The other portion of the Distribution and/or Service Fees shown are payable by the Fund and include a 0.05% fee paid pursuant to the Distribution and Servicing Plan adopted by the Fund and a 0.05% fee paid pursuant to the Services Agreement between the Fund and the Adviser; however, the Adviser has agreed to waive and/or reimburse all such Distribution and/or Service Fees payable by the Fund pursuant to a contractual expense limitation agreement with the Fund. See footnote (8) below.
[6]	“Acquired Fund Fees and Expenses” include the Fund’s pro rata share of the fees and expenses incurred during the fiscal year ended October 31, 2023 by the Reinsurance Interval Fund as a result of its investments in investment companies and issuers that would be investment companies but for the exceptions in Section 3(c)(1) and/or 3(c)(7) of the 1940 Act. Amounts incurred by the Reinsurance Interval Fund may be substantially higher or lower in the future because the performance of such issuers may fluctuate and the Reinsurance Interval Fund may invest in different issuers from time to time.
[7]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[8]	The Fund is responsible for its operating expenses, which are expensed as incurred and are subject to the expense limitation agreement described below. Notwithstanding the foregoing, the Adviser has contractually agreed to permanently waive all management fees payable by the Fund that are attributable to assets of the Fund invested in another registered investment company advised by the Adviser. In addition, at least through the one-year anniversary of the date the Fund commences investment operations, the Adviser has agreed to pay or otherwise bear operating and other expenses of the Fund (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees and expenses (including all fees and expenses of the Reinsurance Interval Fund); taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”) solely to the extent necessary to limit the total annualized amount of such expenses, other than Excluded Expenses, to 0.00% of the average daily net assets of the Fund. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by 1940 Act) and the consent of the Adviser.